UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2019

Date of reporting period: May 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be available on the Fund’s website (www.ccminvests.com), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 1-877-272-1977 or electronically by emailing erequests@ccminvests.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-877-272-1977 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Community Capital Trust funds held in your account if you invest through a financial intermediary or all Community Capital Trust funds held with the fund complex if you invest directly with the Fund.

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CCM Alternative Income Fund Annual Report to Shareholders for the year ended May 31, 2019.

The Fund celebrated its six-year anniversary and, during the one-year period ended May 31, 2019, reached the majority of its goals, including low volatility, income of 3.0 to 4.0% above 3-month T-Bills, monthly distributions, and low correlation to the bond (Bloomberg Barclays U.S. Aggregate) market.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	CCM Alternative Income Fund

TABLE OF CONTENTS

Letter to Shareholders	1
Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	38
Notice to Shareholders	40
Trustees and Officers	41
Approval of Advisory Agreement	44
Shareholder Voting Results	45

3

Manager’s Discussion & Analysis (Unaudited)

The CCM Alternative Income Fund (the “Fund”) finished its sixth year of operation, continuing its focus on delivering monthly income with low volatility and low correlation to both bond and stock markets.

As of May 31, 2019, its 30-day SEC yield of 5.15% was under the Fund’s goal to produce income of 3-month T-Bills plus 3.0 to 4.0%. The Fund’s target correlation range of 0.0 to 0.5 to the S&P 500 was slightly exceeded, with a correlation to the index of 0.54. The Fund’s correlation was slightly better than its target range of 0.0 to 0.5 to the Bloomberg Barclays Aggregate Bond Index (the “Agg”) at -0.01. In addition, the Fund’s standard deviation (volatility of returns) of 3.68% was within the range of its stated standard deviation goal of 2.0 to 4.0%. The Fund’s total return for the 12-month period ended May 31, 2019 was 2.87% as the equity market environment continues to be a headwind for value-oriented and hedged strategies.

Our interest rate and equity index hedges (both futures and options) are used to mitigate volatility in the Fund and reduce correlations to the markets. Given interest rates rallied across most of the curve and equities (as measured by the S&P 500) were up 3.78%, the derivatives performed as expected and negatively contributed to the Fund’s performance during the fiscal year.

The Fund remained largely uncorrelated to moves in U.S. Treasury interest rates during the year. The decline trend which began in November and accelerated during May was beneficial to interest rate sensitive securities such as REIT equities and preferred shares, which largely outperformed their interest rate hedges.

The S&P 500’s return of 3.78% during the twelve months ended May 31, 2019 was accompanied by periods of sharp declines (particularly the three weeks leading up to Christmas) and nearly equally violent rallies. The Fund was slightly more impacted by moves in equity markets but again performed well with significantly less volatility. Growth equities continued to outperform their value brethren (as measured by the S&P 500 Growth and Value Indices) with value equities only up 1.24% for the twelve months. This underperformance remains a headwind for the strategy.

The portfolio management’s team focus on the Fund’s investment goals and objectives remains consistent: to deliver low volatility income and returns with a strong measure of capital preservation.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	CCM Alternative Income Fund

Fund Profile May 31, 2019 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2019	Five Years Ended May 31, 2019	Inception to Date
CCM Alternative Income Fund — Institutional	2.87%	1.89%	2.77%*
FTSE 3-Month Treasury Bill Index	2.24%	0.80%	0.67%*

*	Commenced operations on May 31, 2013. Index return is based on Institutional Shares inception date.

The above illustration compares a $100,000 investment made in the Fund to the FTSE 3-Month Treasury Bill Index. The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5

Top Ten Holdings*
(% of Net Assets)

MetLife, 04/08/2038	3.74%
FHA Project Loan, 07/01/2047	3.50%
AGNC Investment Corp.	3.45%
ING Groep, 10/16/2167	3.10%
Crestwood Equity Partners	2.91%
JPMorgan Chase, 12/31/2049	2.91%
Fifth Third Bancorp, 09/30/2167	2.72%
Independence Realty Trust	2.70%
Six Flags Entertainment	2.70%
Starwood Property Trust	2.41%
30.14%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	7.92%
Closed-End Funds	6.10%
Consumer Discretionary	2.92%
Corporate Bonds	23.48%
Energy	7.73%
FGLMC Single Family	0.01%
FHA Project Loans	4.07%
Financials	18.75%
FNMA Multifamily	0.69%
GNMA Multifamily	0.92%
Industrials	3.66%
Money Market Fund	1.40%
Municipal Bonds	16.05%
Real Estate	5.47%
Small Business Administration	0.05%
USDA Loans	3.07%
Utilities	2.68%
Liabilities in Excess of Other Assets	(4.97)%
100.00%

**	Excludes securities sold short.

6	CCM Alternative Income Fund

Expenses May 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2018 and held for the six-month period ended May 31, 2019.

Actual expenses (Unaudited)

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period* December 1, 2018 Through May 31, 2019
Actual	Institutional Shares	$1,000.00	$1,021.70	$8.62
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,016.40	$8.60

* Expenses are equal to the annualized expense ratio of 1.71%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.17% for the period December 1, 2018 to May 31, 2019.

7

Schedule of Investments May 31, 2019

	Shares/ Principal Amount	Value
COMMON STOCK - 29.42%
Consumer Discretionary - 2.92%
AMC Entertainment Holdings (a)	10,000	$119,800
Six Flags Entertainment	30,000	1,480,800
		1,600,600
Energy - 6.44%
Crestwood Equity Partners (b)	45,000	1,598,850
Enterprise Products Partners (b)	40,000	1,115,600
Enviva Partners (b)	27,000	823,500
		3,537,950
Financials - 11.63%
Ares Capital Corp.	37,500	658,500
Blackstone Mortgage Trust (a) (c)	18,000	634,680
FS KKR Capital Corp.	135,000	805,950
Invesco Mortgage Capital (c)	55,000	846,450
MFA Financial (c)	100,000	704,000
Mortgage Investment Trust (c)	40,000	616,800
Starwood Property Trust (c)	60,000	1,323,000
Tiptree	51,000	308,550
Two Harbors Investment Corp. (c)	40,000	488,800
		6,386,730
Industrials - 2.33%
Aircastle (a)	66,000	1,281,720

Real Estate - 4.36%
CorePoint Lodging (c)	75,000	909,000
Independence Realty Trust (c)	135,000	1,482,300
		2,391,300
Utilities - 1.74%
Pattern Energy Group	45,000	954,450
TOTAL COMMON STOCK
(Cost $15,426,120)		16,152,750

CORPORATE BONDS - 23.48%
Bank of America
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022 (d)	$100,000	101,455
Century Housing Corp.
4.00%, 11/01/2021 (d)	500,000	504,782
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2167	1,200,000	1,212,240
Citizens Financial Group
6.00%, VAR ICE LIBOR USD 3 Month+3.003%, 01/06/2168	750,000	753,750
Cooperatieve Rabobank UA
11.00%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (e)	250,000	251,250
DNB Bank
5.75%, VAR USD Swap Semi 30/360 5 Yr Curr+4.075%, 03/26/2168	600,000	600,555
6.50%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080%, 03/26/2168	750,000	774,375

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

	Principal Amount	Value
CORPORATE BONDS - continued
Fifth Third Bancorp
4.90%, VAR ICE LIBOR USD 3 Month+3.129%, 09/30/2167	$1,500,000	$1,492,500
ING Groep
4.63%, 01/06/2026 (e)	250,000	265,854
6.00%, VAR USD Swap Semi 30/360 5 Yr Curr+4.445%, 10/16/2167	1,700,000	1,701,190
JPMorgan Chase
6.05%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,600,000	1,596,000
MetLife
9.25%, 04/08/2038 (e)	1,500,000	2,055,000
Salvation Army
5.68%, 09/01/2031	100,000	120,202
Skandinaviska Enskilda Banken
5.75%, VAR USD Swap Semi 30/360 5 Yr Curr+3.850%, 05/13/2168	1,000,000	993,750
Verizon Communications
3.88%, 02/08/2029 (d)	350,000	366,170
YMCA of Greater New York
4.27%, 08/01/2024	100,000	105,938
TOTAL CORPORATE BONDS
(Cost $12,905,225)		12,895,011

MUNICIPAL BONDS - 16.05%
California - 1.53%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (d)	150,000	184,852
Rancho Cucamonga Redevelopment Successor Agency
6.26%, 09/01/2031 (d)	280,000	332,156
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (d)	250,000	322,175
		839,183
Florida - 2.11%
Miami-Dade County
7.50%, 04/01/2040 (d)	500,000	728,755
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (d)	405,000	430,867
		1,159,622
Georgia - 0.82%
Atlanta Development Authority
5.35%, 01/01/2035 (d)	400,000	453,036

Illinois - 0.92%
Bedford Park Village
6.57%, 12/01/2030 (d)	445,000	504,990

Maryland - 1.40%
Baltimore
5.38%, 09/01/2025 (d)	230,000	241,654
5.38%, 09/01/2030 (d)	500,000	525,285
		766,939

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
MUNICIPAL BONDS — continued
Massachusetts - 0.02%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	$10,000	$10,123

Missouri - 0.68%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040 (d)	365,000	376,508

Nevada - 1.89%
Washoe County
7.97%, 02/01/2040 (d)	675,000	1,037,408

New Jersey - 1.21%
New Jersey State Economic Development Authority
3.29%, 07/01/2019	100,000	100,016
6.31%, 07/01/2026 (d)	495,000	563,795
		663,811
Ohio - 0.87%
Northeastern Ohio University’s College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (d)	230,000	235,203
7.08%, 12/01/2040 (d)	235,000	241,068
		476,271
Oklahoma - 0.23%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (d)	120,000	125,165

Texas - 2.67%
Austin
5.75%, 11/15/2042 (d)	750,000	812,100
5.75%, 11/15/2042 (d)	300,000	322,806
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033 (d)	315,000	332,738
		1,467,644
Washington - 0.39%
King County Housing Authority
6.38%, 12/31/2046 (d)	210,000	212,302

West Virginia - 0.36%
Ohio County Special District Excise Tax Revenue
8.25%, 03/01/2035 (d)	175,000	196,465

Wisconsin - 0.95%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (d)	475,000	521,873
TOTAL MUNICIPAL BONDS
(Cost $8,288,305)		8,811,340

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

	Shares/ Principal Amount	Value
PREFERRED STOCK - 11.79%
Energy - 1.29%
GasLog Partners, VAR ICE LIBOR USD 3 Month+5.839%,	30,000	$710,100

Financials - 7.12%
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.332% (c)	75,000	1,896,750
Chimera Investment Corp., VAR ICE LIBOR USD 3 Month+5.379% (c)	30,000	755,100
GMAC Capital Trust I, VAR ICE LIBOR USD 3 Month+5.785%, 02/15/2040	20,000	516,400
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.011% (c)	30,000	741,000
		3,909,250
Industrials - 1.33%
Seaspan Corp., VAR ICE LIBOR USD 3 Month+5.008%,	30,000	729,000

Real Estate - 1.11%
National Retail Properties (c)	25,000	610,750

Utilities - 0.94%
Spire	20,000	517,600
TOTAL PREFERRED STOCK
(Cost $6,380,510)		6,476,700

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.81%
FGLMC Single Family - 0.01%
Pool FHR 2106 S, 5.61%, VAR LIBOR USD 1 Month+8.050%, 12/15/2028	$38,613	5,712

FHA Project Loans - 4.07%
Pool Robin Ridge, 5.75%, 01/01/2035 (f) (g)	103,401	102,697
Pool 023-98146, 6.51%, 07/01/2047 (f) (g)	1,813,888	1,921,561
Pool A35272, 6.95%, 11/01/2025 (f) (g)	209,129	208,094
		2,232,352
FNMA Multifamily - 0.69%
Pool 464296, 5.86%, 01/01/2028	327,212	376,224

GNMA Multifamily - 0.92%
Pool 2010-68, 4.14%, VAR LIBOR USD 1 Month+6.580%, 06/20/2040	666,943	116,812
Pool 699710, 5.43%, 07/15/2044	388,726	389,143
		505,955
Small Business Administration - 0.05%
Pool 2008-20C, 5.49%, 03/01/2028	26,894	29,017

USDA Loans - 3.07%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (f) (g)	794,723	847,493
Pool Ryze, 7.50%, 06/25/2038	734,580	838,670
		1,686,163
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,828,827)		4,835,423

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount/ Shares	Value
ASSET-BACKED SECURITIES - 7.92%
FREED Trust
3.61%, 07/18/2024 (e)	$435,435	$437,074
3.87%, 06/18/2026 (e)	350,000	353,410
4.56%, 07/18/2024 (e)	100,000	101,920
HSI Asset Securitization Corp Trust
2.82%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	234,033	229,889
Lendify Securitization Trust
4.25%, 04/01/2020 (f) (g)	260,000	260,000
Mill City Solar Loan
4.34%, 03/20/2043 (e)	390,542	400,433
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (e)	103,500	104,439
4.01%, 06/22/2043 (e)	118,345	121,207
Oportun Funding IX
4.50%, 07/08/2024 (e)	350,000	353,810
Oportun Funding VII
4.26%, 10/10/2023 (e)	340,000	342,046
Oportun Funding VIII
4.45%, 03/08/2024 (e)	375,000	379,661
Oportun Funding X
4.59%, 10/08/2024 (e)	700,000	714,943
TES
4.12%, 02/20/2048 (e)	241,003	242,485
4.33%, 10/20/2047 (e)	297,027	306,344
TOTAL ASSET-BACKED SECURITIES
(Cost $4,201,870)		4,347,661

CLOSED-END FUNDS - 6.10%
BlackRock Municipal Income Quality Trust	40,000	541,600
Eaton Vance Limited Duration Income Fund	40,000	502,800
Eaton Vance Senior Floating-Rate Trust	25,000	327,500
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	100,000	776,000
Invesco Dynamic Credit Opportunities Fund	40,000	433,600
PGIM Global High Yield Fund	56,144	769,734
TOTAL CLOSED-END FUNDS
(Cost $3,395,760)		3,351,234

SHORT-TERM INVESTMENT - 1.40%
Money Market Fund - 1.40%
First American Government Obligations Fund, Cl Z, 2.27% (h)	767,874	767,874
TOTAL SHORT-TERM INVESTMENT
(Cost $767,874)		767,874

Total Investments (Cost $56,194,491) - 104.97%		$57,637,993
Liabilities in Excess of Other Assets, Net - (4.97)%		(2,727,031)
NET ASSETS - 100.00%		$54,910,962

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

	Shares	Value
COMMON STOCK SOLD SHORT - (3.85)%
Consumer Staples - (1.26)%
Hormel Foods Corp.	(14,000)	$(552,860)
Kroger	(6,000)	(136,860)
		(689,720)
Industrials - (0.96)%
3M (a)	(1,500)	(239,625)
Air Lease Corp. (a)	(8,000)	(288,000)
		(527,625)
Insdustrials - (0.26)%
MSC Industrial Direct	(2,000)	(141,320)

Materials - (0.98)%
International Flavors & Fragrances	(1,500)	(203,130)
Sealed Air Corp.	(8,000)	(335,200)
		(538,330)
Real Estate - (0.40)%
Essex Property Trust (c)	(750)	(218,805)
TOTAL COMMON STOCK SOLD SHORT
(Proceeds $2,203,531)		(2,115,800)

EXCHANGE TRADED FUNDS SOLD SHORT - (1.55)%
iShares MSCI Australia	(10,000)	(218,000)
Vanguard FTSE Europe	(12,000)	(630,600)
TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $883,151)		(848,600)
Total Securities Sold Short
(Proceeds $3,086,682)		$(2,964,400)

	Contracts
PURCHASED OPTIONS - 0.64% (i) (j)
TOTAL PURCHASED OPTIONS
(Cost $448,476)	3,337	$353,697

WRITTEN OPTIONS - (0.06)% (i) (j)
TOTAL WRITTEN OPTIONS
(Premiums Received $45,913)	(1,056)	(33,936)

The accompanying notes are an integral part of the financial statements.

13

A list of the open futures contracts held by the Fund at May 31, 2019 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
USD IRS 10-Year Prime	(30)	Jun-2019	$(3,114,945)	$(3,242,344)	$(127,399)
USD IRS 5-Year Prime	(75)	Jun-2019	(7,681,593)	(7,885,547)	(203,954)
CBT Mini DJIA	(6)	Jun-2019	(768,080)	(744,600)	23,480
Russell 2000 Index E-MINI	(11)	Jun-2019	(853,938)	(806,575)	47,363
S&P 500 Index E-MINI	(21)	Jun-2019	(2,938,786)	(2,890,230)	48,556
U.S. 10-Year Treasury Notes	(11)	Jun-2019	(1,365,657)	(1,390,125)	(24,468)
U.S. 2-Year Treasury Notes	(9)	Jul-2019	(1,911,711)	(1,926,773)	(15,062)
U.S. 5-Year Treasury Notes	(25)	Jul-2019	(2,874,562)	(2,929,883)	(55,321)
U.S. Long Treasury Bond	(13)	Jun-2019	(1,903,254)	(2,006,875)	(103,621)
			$(23,412,526)	$(23,822,952)	$(410,426)

A list of the open options contracts held by the Fund at May 31, 2019, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 0.64% (j)
Put Options
3M
Expires 09/21/2019, Strike Price $165.00	11	$175,725	$12,221
Air Lease Corp.
Expires 06/22/2019, Strike Price $40.00	20	72,000	7,400
AO Smith Corp.
Expires 06/22/2019, Strike Price $45.00	30	121,500	13,050
Beyond Meat
Expires 06/22/2019, Strike Price $80.00	5	52,060	1,450
Financial Select Sector SPDR Fund
Expires 07/20/2019, Strike Price $27.00	65	169,065	7,800
iShares 20+ Year Treasury Bond ETF
Expires 06/22/2019, Strike Price $129.00	50	659,150	2,500
iShares iBoxx High Yield Corporate Bond ETF
Expires 06/22/2019, Strike Price $85.00	210	1,782,900	18,690
iShares MSCI United Kingdom ETF
Expires 10/19/2019, Strike Price $32.00	100	316,900	15,500
iShares Russell 2000 ETF
Expires 06/22/2019, Strike Price $145.00	150	2,187,900	41,850

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

	Contracts	Notional Amount	Value
National Beverage Corp.
Expires 07/20/2019, Strike Price $45.00	40	$180,600	$13,600
Sherwin-Williams
Expires 06/22/2019, Strike Price $410.00	8	335,560	5,200
SPDR Dow Jones Industrial Average ETF Trust
Expires 06/22/2019, Strike Price $250.00	28	695,016	14,896
SPDR S&P 500 ETF Trust
Expires 07/20/2019, Strike Price $275.00	50	1,376,350	29,550
VanEck Vectors Semiconductor ETF
Expires 08/17/2019, Strike Price $99.00	20	196,460	10,800
Call Options
Alerian MLP ETF
Expires 06/22/2019, Strike Price $10.00	200	192,800	1,000
Ambac Financial Group
Expires 11/16/2019, Strike Price $20.00	40	60,800	3,200
AMC Entertainment Holdings
Expires 06/22/2019, Strike Price $13.00	50	59,900	500
Expires 06/22/2019, Strike Price $16.00	1	1,198	1
Expires 09/21/2019, Strike Price $12.00	150	179,700	15,750
Ashland Global Holdings
Expires 06/22/2019, Strike Price $80.00	50	374,350	5,500
Capri Holdings
Expires 06/22/2019, Strike Price $45.00	30	97,440	150
Expires 06/22/2019, Strike Price $50.00	20	64,960	20
Caterpillar
Expires 06/22/2019, Strike Price $135.00	10	119,810	120
CBOE Volatility Index
Expires 06/22/2019, Strike Price $16.00	40	74,840	11,600
Expires 06/22/2019, Strike Price $18.00	30	56,130	4,740
Clearway Energy
Expires 08/17/2019, Strike Price $15.00	322	483,000	24,150
Expires 08/17/2019, Strike Price $17.50	306	459,000	3,060
Conagra Brands
Expires 09/21/2019, Strike Price $30.00	150	401,550	9,300
IMAX Corp.
Expires 06/22/2019, Strike Price $22.00	69	150,144	6,210

The accompanying notes are an integral part of the financial statements.

15

	Contracts	Notional Amount	Value
New York Times
Expires 06/22/2019, Strike Price $33.00	50	$159,100	$2,150
Papa John’s International
Expires 10/19/2019, Strike Price $50.00	15	72,705	5,100
Expires 06/22/2019, Strike Price $50.00	50	242,350	4,000
Expires 06/22/2019, Strike Price $47.00	40	193,880	9,600
Scorpio Tankers
Expires 01/18/2020, Strike Price $2.00	535	1,392,605	42,800
Expires 01/18/2020, Strike Price $2.50	5	13,015	175
Six Flags Entertainment Corp.
Expires 06/22/2019, Strike Price $55.00	247	1,219,192	2,964
Expires 06/22/2019, Strike Price $52.50	30	148,080	1,050
Village Farms International
Expires 06/22/2019, Strike Price $12.50	110	133,100	6,050
TOTAL PURCHASED OPTIONS
(Cost $448,476)			$353,697

WRITTEN OPTIONS – (0.06)% (j)
Call Options
Aircastle
Expires 06/22/2019, Strike Price $20.00	(50)	$(97,100)	$(1,750)
Blackstone Mortgage Trust
Expires 06/22/2019, Strike Price $35.00	(105)	(370,230)	(4,725)
CBOE Volatility Index
Expires 06/22/2019, Strike Price $24.00	(40)	(74,840)	(2,400)
Expires 06/22/2019, Strike Price $26.00	(30)	(56,130)	(1,290)
Clearway Energy
Expires 08/17/2019, Strike Price $20.00	(385)	(577,500)	(3,850)
Crestwood Equity Partners
Expires 07/20/2019, Strike Price $35.00	(10)	(35,530)	(2,000)
New York Times
Expires 06/22/2019, Strike Price $36.00	(50)	(159,100)	(750)
Six Flags Entertainment Corp.
Expires 06/22/2019, Strike Price $60.00	(231)	(1,140,216)	(1,386)
Put Options
3M
Expires 09/21/2019, Strike Price $160.00	(10)	(159,750)	(8,650)
Air Lease Corp.
Expires 06/22/2019, Strike Price $35.00	(15)	(54,000)	(975)

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

	Contracts	Notional Amount	Value
iShares iBoxx High Yield Corporate Bond ETF
Expires 06/22/2019, Strike Price $83.00	(70)	$(594,300)	$(2,380)
National Beverage Corp.
Expires 06/22/2019, Strike Price $40.00	(40)	(180,600)	(2,680)
VanEck Vectors Semiconductor ETF
Expires 06/22/2019, Strike Price $90.00	(20)	(196,460)	(1,100)
TOTAL WRITTEN OPTIONS
(Premiums Received $45,913)			$(33,936)

(a)	Underlying security for a written/purchased option.
(b)	Security considered to be a Master Limited Partnership. At May 31, 2019, these securities amounted to $3,537,950 or 6.44% of total net assets.
(c)	REIT - Real Estate Investment Trust.
(d)	All or a portion of the shares have been committed as collateral for open short positions.
(e)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2019, these securities amounted to $6,429,876, which represents 11.71% of total net assets.

(f)	Level 3 security in accordance with fair value hierarchy.
(g)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2019 is $3,339,845, which represents 6.08% of total net assets.

(h)	The rate shown is the 7-day effective yield as of May 31, 2019.
(i)	Refer to table below for details on Options Contracts.
(j)	Non-income producing security.

CBOE — Chicago Board Options Exchange

CBT — Chicago Board of Trade

Cl — Class

DJIA — Dow Jones Industrial Average

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FTSE — Financial Times Stock Exchange

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

17

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2019.

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$16,152,750	$—	$—		$16,152,750
Corporate Bonds	—	12,895,011	—		12,895,011
Municipal Bonds	—	8,811,340	—		8,811,340
Preferred Stock	6,476,700	—	—		6,476,700
U.S. Government & Agency Obligations	—	1,755,578	3,079,845		4,835,423
Asset-Backed Securities	—	4,087,661	260,000		4,347,661
Closed-End Funds	3,351,234	—	—		3,351,234
Short-Term Investment	767,874	—	—		767,874
Total Assets	$26,748,558	$27,549,590	$3,339,845	*	$57,637,993

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(2,115,800)	$—	$—	$(2,115,800)
Exchange Traded Funds	(848,600)	—	—	(848,600)
Total Liabilities	$(2,964,400)	$—	$—	$(2,964,400)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$353,697	$—	$—	$353,697
Written Options	(33,936)	—	—	(33,936)
Futures**
Unrealized Appreciation	119,399	—	—	119,399
Unrealized Depreciation	(529,825)	—	—	(529,825)
Total Other Financial Instruments	$(90,665)	$—	$—	$(90,665)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2018	$3,097,093
Accrued discounts/premiums	(1,620)
Realized gain/(loss)	(1,479)
Change in appreciation/(depreciation)	44,211
Purchases	—
Sales	(58,325)
Amortization sold	(35)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2019	$3,079,845
Change in unrealized losses included in earnings related to securities still held at reporting date	$44,211

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2018	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	260,000
Sales	—
Amortization sold	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2019	$260,000
Change in unrealized losses included in earnings related to securities still held at reporting date	$—

For the fiscal year ended May 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

The accompanying notes are an integral part of the financial statements.

19

Statement of Assets and Liabilities as of May 31, 2019

Assets:
Investments, at fair value (identified cost — $56,194,491)	$57,637,993
Cash	36,598
Receivables:
Due from Broker	692,239
Dividends and interest	397,902
Investment securities sold	213,408
Capital shares sold	76,441
Variation margin	61,735
Options purchased, at value (cost — $448,476)	353,697
Prepaid expenses	10,368
Total Assets	$59,480,381
Liabilities:
Securities sold short (proceeds — $3,086,682)	$2,964,400
Payables:
Due to Broker	651,714
Investment securities purchased	624,143
Variation margin	107,836
Capital shares redeemed	70,631
Investment advisory fees	34,879
Distributions to Shareholders	26,580
Shareholder servicing fees	9,301
Administration fees	4,186
Prime Broker fees	3,880
Dividend expense on securities sold short	3,000
Chief Compliance Officer fees	1,754
Foreign currency payable (cost — $709)	698
Trustees’ fees	474
Options written, at value (premiums received — $45,913)	33,936
Other accrued expenses	32,007
Total Liabilities	$4,569,419
Net Assets:	$54,910,962
Net Assets consist of:
Paid-in capital	$57,235,661
Total distributable loss	(2,324,699)
Net Assets	$54,910,962
Net Assets — Institutional (Unlimited shares of beneficial interest with no par value authorized; 5,918,807 shares outstanding)	$54,910,962
Net Asset Value, offering and redemption price per share — Institutional	$9.28

The accompanying notes are an integral part of the financial statements.

20	CCM Alternative Income Fund

Statement of Operations for the fiscal year ended May 31, 2019

Investment Income:
Dividends	$983,871
Dividends from Master Limited Partnerships	207,666
Interest	1,477,049
Less: Foreign Taxes Withheld	(1,216)
Total investment income	2,667,370
Expenses:
Investment advisory fees	312,248
Shareholder servicing fees	83,267
Prime Broker fees	188,613
Professional fees	40,143
Dividend expense on securities sold short	39,497
Accounting and administration fees	37,471
Registration and filing expenses	23,192
Printing fees	18,671
Custodian fees	15,487
Trustees’ fees	9,061
Transfer agent fees	5,908
Chief Compliance Officer fees	5,620
Other	17,468
Total expenses	796,646
Net investment income	1,870,724
Realized and unrealized gain (loss) on:
Net realized gain on investments	301,088
Net realized loss on securities sold short	(188,726)
Net realized loss on futures contracts	(377,748)
Net realized loss on options	(309,546)
Net realized loss on foreign currency transactions	(3,757)
Net realized loss	(578,689)
Net change in unrealized appreciation/(depreciation) on investments	237,286
Net change in unrealized appreciation/(depreciation) on securities sold short	152,449
Net change in unrealized appreciation/(depreciation) on futures contracts	(374,056)
Net change in unrealized appreciation/(depreciation) on options	(21,686)
Net change in unrealized appreciation/(depreciation) on foreign currency translation	11
Net change in unrealized appreciation/(depreciation)	(5,996)
Net realized and unrealized loss	(584,685)
Net increase in net assets resulting from operations:	$1,286,039

The accompanying notes are an integral part of the financial statements.

21

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018
Operations:
Net investment income	$1,870,724	$1,436,077
Net realized gain (loss) on investments, securities sold short, futures contracts, options and foreign currency transactions	(578,689)	40,327
Net change in unrealized depreciation on investments, securities sold short, futures contracts, options and foreign currency translation	(5,996)	(136,509)
Net increase in net assets resulting from operations	1,286,039	1,339,895
Distributions(1)	(1,566,592)	(1,401,612)
Return of Capital	(404,090)	(213,382)
Total distributions	(1,970,682)	(1,614,994)
Capital share transactions:
Institutional
Shares issued	24,551,552	8,587,090
Shares reinvested	1,634,275	1,249,817
Shares redeemed	(6,101,219)	(4,549,245)
Increase in net assets from capital share transactions	20,084,608	5,287,662
Increase in net assets	19,399,965	5,012,563
Net Assets:
Beginning of year	35,510,997	30,498,434
End of year(2)	$54,910,962	$35,510,997
Share Transactions:
Institutional
Shares issued	2,634,950	903,796
Shares reinvested	174,665	131,702
Shares redeemed	(646,520)	(477,739)
Increase in shares	2,163,095	557,759
Institutional outstanding at beginning of year	3,755,712	3,197,953
Institutional at end of year	5,918,807	3,755,712

(1)	Current period presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 8).
(2)

Includes distributions in excess of net investment income of $(86,181) at May 31, 2018. The SEC eliminated the requirement to disclose undistributed (distributions in excess of) net investment income effective for periods after November 5, 2018 (See Note 8).

The accompanying notes are an integral part of the financial statements.

22	CCM Alternative Income Fund

Financial Highlights—Per share data (for a share outstanding throughout each year)

	Institutional
	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017		For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015
Net Asset Value, Beginning of Year	$9.46	$9.54	$9.66		$10.13	$10.51
Investment Operations:
Net investment income (a)	0.42	0.41	0.40		0.38	0.36
Net realized and unrealized loss on investments	(0.15)	(0.03)	(0.08)		(0.45)	(0.38)
Total from investment operations	0.27	0.38	0.32		(0.07)	(0.02)
Distributions from:
Net investment income	(0.36)	(0.40)	(0.38)		(0.37)	(0.34)
Net capital gains	—	—	—		—	—
Net return of capital	(0.09)	(0.06)	(0.06)		(0.03)	(0.02)
Total distributions	(0.45)	(0.46)	(0.44)		(0.40)	(0.36)
Net Asset Value, End of Year	$9.28	$9.46	$9.54		$9.66	$10.13
Total return	2.87%	4.10%	3.41%		(0.63)%	(0.19)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$54,911	$35,511	$30,498		$30,432	$31,026
Ratio of expenses to average net assets
Before fee waiver	1.91%	2.73%	3.10%		2.83%	2.90%
After fee waiver (b)	1.91%	2.59%	2.94%		2.76%	2.62%
Ratio of net investment income to average net assets	4.49%	4.36%	4.19%		3.89%	3.47%
Portfolio turnover rate	75%	71%	87	%(c)	86%	131%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.36% for the year ended May 31, 2019, 1.55% for the year ended May 31, 2018 and 1.60% for all prior years.
(c)	Changed from 47% to 87%. Revision not considered material.

The accompanying notes are an integral part of the financial statements.

23

Notes to Financial Statements May 31, 2019

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospect lives, using the interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

At May 31, 2019, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $3,339,845.

24	CCM Alternative Income Fund

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended May 31, 2019, there have been no significant changes to the Fund’s fair value methodologies.

25

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2019	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$3,079,845	Matrix Pricing	FHA Loans Structure

2 out of lockout with remaining maturity term range 6.43 - 15.60 years (11.01 year average maturity). 1 has a remaining maturity term of 28.10 years, a remaining Lockout period of 3.04 years (Lockout ending 6/12/2022), and 1% prepay penalty to maturity (2047).

			Average Life	0.30 years - 3.92 years (1.51 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+235 - N+250 (N+240)
			Offered Quotes Variance to Mark	-1.39% - +1.02% (0.15%)
			USDA Loan Structure	40 year term (No Prepayment Penalty)
			Remaining Average Life	8.88 years
			Coupon	5.95%
			Spread to Benchmark	262/N/8.5CPR
			Offered Quotes Variance to Mark	Utilize dealer indications
Asset-Backed Securities	$260,000	Matrix Pricing	Structure	Fixed Rate Coupons
			Average Life	0.50 years
			Coupon	4.25%
			Spread to Benchmark	E+210

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for

26	CCM Alternative Income Fund

unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade

27

date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2019.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

28	CCM Alternative Income Fund

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options are presented in the Schedule of Investments.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

29

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2019 were as follows:

	Shares	Amount
Institutional
Shares issued	2,634,950	$24,551,552
Shares reinvested	174,665	1,634,275
Shares redeemed	(646,520)	(6,101,219)
Net Increase	2,163,095	$20,084,608

Transactions in shares of the Fund for the fiscal year ended May 31, 2018 were as follows:

	Shares	Amount
Institutional
Shares issued	903,796	$8,587,090
Shares reinvested	131,702	1,249,817
Shares redeemed	(477,739)	(4,549,245)
Net Increase	557,759	$5,287,662

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options premiums paid and received, and futures, by the Fund for the fiscal year ended May 31, 2019, were as follows:

Purchases:
U.S. Government	$—
Other	47,703,643
Sales and Maturities:
U.S. Government	$63,452
Other	34,054,227

30	CCM Alternative Income Fund

At May 31, 2019, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$56,038,567
Gross unrealized appreciation	2,386,773
Gross unrealized depreciation	(747,856)
Net appreciation on investments	$1,638,917

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

The fair value of derivative instruments as of May 31, 2019, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Equity contracts	Net unrealized appreciation on futures contracts*	$119,399	$—
Interest rate contracts	Net unrealized depreciation on futures contracts*	—	(529,825)
Equity contracts	Options purchased, at value/Options written, at value	353,697	(33,936)
		$473,096	$(563,761)

*	Amounts are included in cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2019, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Currency contracts Futures Contracts	$9,364	$(6,210)	$3,154
Interest rate contracts Futures Contracts	(223,044)	(431,604)	(654,648)
Equity contracts Futures Contracts	(164,068)	63,758	(100,310)
Options	(309,546)	(21,686)	(331,232)
	$(687,294)	$(395,742)	$(1,083,036)

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The following table discloses the average monthly volume of the Fund’s futures contracts and option contracts activity during the fiscal year ended May 31, 2019:

	Currency Contracts $	Interest Rate Contracts $	Equity Contracts $
Futures Contracts:
Average Notional Balance Long	—	—	—
Average Notional Balance Short	593,466	19,123,315	3,572,264
Option Contracts:
Average Notional Balance Long	—	—	308,603
Average Notional Balance Short	—	—	47,143

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Liabilities and Derivative Liabilities
As of May 31, 2019				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Security Collateral Pledged	Net Amount
Pershing	$—	$(2,964,400)	$(2,964,400)	$—	$2,964,400	$—
Total	$—	$(2,964,400)	$(2,964,400)	$—	$2,964,400	$—

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2019, the Advisor was entitled to receive advisory fees of $312,248. Prior to March 1, 2018, the annual rate for the advisory fee was 1.00%

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for

32	CCM Alternative Income Fund

payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2019. For the fiscal year ended May 31, 2019, the Fund incurred expenses under the Services Plan of $83,267.

Effective March 1, 2019, the Advisor has contractually agreed to waive fees and reimburse expenses until February 29, 2020 to the extent total annualized expenses exceed 1.85% of the average daily net assets of the Institutional Shares. Prior to March 1, 2019, the Advisor had contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceeded 1.40% of the average daily net assets of the Institutional Shares. The Advisor did not waive any of these fees during the fiscal year ended May 31, 2019. The Advisor may not recoup waived fees and reimbursed expenses.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2019, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Distributable Earnings	Decrease Paid-in Capital
$6,541	$(6,541)

This reclassification had no effect on net asset value per share.

33

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2019	Fiscal Year Ended May 31, 2018
Distributions declared from:
Ordinary income	$1,566,592	$1,401,612
Return of Capital	404,090	213,382
Total Distributions	$1,970,682	$1,614,994

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2019, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(1,867,110)
Post-October losses	(1,757,156)
Other temporary differences	(339,350)
Unrealized appreciation, net	1,638,917
Accumulated losses, net	$(2,324,699)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2019, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$1,867,110	$—	$1,867,110

During the year ended May 31, 2019, the Fund utilized $796,483 in capital loss carryforwards to offset capital gains.

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S.

34	CCM Alternative Income Fund

government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Fixed Income Investments: The Fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The credit

35

quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 – REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present

36	CCM Alternative Income Fund

the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital, which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it will no longer persuade or compel banks to submit rates for the calculation of the LIBOR rates after 2021 (the “FCA Announcement”). Furthermore, in the United States, efforts to identify a set of alternative U.S. dollar reference interest rates include proposals by the Alternative Reference Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On December 12, 2017, following consideration of public comments, the Federal Reserve Board concluded that the public would benefit if the Federal Reserve Bank of New York published the three proposed reference rates as alternatives to LIBOR (the “Federal Reserve Board Notice”).

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on our net investment income cannot yet be determined.

Note 9 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

Note 10 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

37

However, the following are details relating to subsequent events that have occurred since May 31, 2019:

A special meeting of shareholders of the Trust was held on June 26, 2019. At the meeting, shareholders of the Trust elected three Trustees. See “Shareholder Voting Results” on page 45.

38	CCM Alternative Income Fund

Report of Independent Registered
Public Accounting Firm

To the Shareholders of CCM Alternative Income Fund
and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CCM Alternative Income Fund, one of the funds constituting Community Capital Trust (the “Fund”), as of May 31, 2019, the related statements of operations and changes in net assets for the year then ended, the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of CCM Alternative Income Fund as of May 31, 2019, and the results of its operations and changes in its net assets for the year then ended, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended May 31, 2018, and the financial highlights of the Fund for the years ended May 31, 2018, 2017, 2016, and 2015, respectively, were audited by other auditors whose report, dated July 30, 2018, expressed an unqualified opinion on the financial statement and those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2019,

39

by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 29, 2019

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

40	CCM Alternative Income Fund

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s Forms N-Q and N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2019:

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)
20.38%	0.00%	79.62%	100.00%	21.13%

Qualifying Dividend Income(2)	Qualifying Business Income(6)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
23.11%	8.73%	6.14%	53.05%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

41

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

42	CCM Alternative Income Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 69	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 82	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 83	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 63	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 84	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly; director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 79	President	1/29/04

Chair of the Board of Community Capital Management, Inc. since January 2016; Vice Chair of Community Capital Management, Inc. from February 2015 to January 2016; Chief Executive Officer, Community Capital Management, Inc. from January 2004 to February 2015.

				N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 47	Vice President	10/22/10

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

				N/A	N/A

43

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Concluded)
Jessica Botelho c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age: 35	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, Inc. since July 2017; Director, Shareholder Relations, Community Capital Management, Inc. since May 2015; Associate Director, Shareholder Relations, Community Capital Management, Inc. from May 2013 to April 2015.

				N/A	N/A
James H. Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 48	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011.	N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 51	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012.	N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 59	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1.	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2.

Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3.	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The Community Reinvestment Act Qualified Investment Fund.
4.

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

44	CCM Alternative Income Fund

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 25-26, 2019, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the CCM Alternative Income Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, letters from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Fund; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 12, 2019 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor would provide to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund was reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor with respect to the Fund for an additional one-year period.

45

Shareholder Voting Results (Unaudited)

A special meeting of shareholders of Community Capital Trust (the “Trust”) was held on June 26, 2019, at the offices of Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103. At the meeting, the following matter was voted upon by the shareholders of the Trust (the resulting votes are presented below):

1. Election of three Trustees of Community Capital Trust.

NOMINEE	AFFIRMATIVE	WITHHELD
Irvin M. Henderson	70,779,672	8,891,791
Robert O. Lehrman	70,924,355	8,747,107
Mirian Saez	74,874,592	4,796,870

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Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY

REINVESTMENT ACT

QUALIFIED INVESTMENT FUND

(THE “FUND”)

May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.ccminvests.com), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 1-877-272-1977 or electronically by emailing erequests@ccminvests.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-877-272-1977 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Community Capital Trust funds held in your account if you invest through a financial intermediary or all Community Capital Trust funds held with the fund complex if you invest directly with the Fund.

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CRA Qualified Investment Fund Annual Report to Shareholders for the year ended May 31, 2019.

Once again, the CRA Qualified Investment Fund demonstrated consistent financial performance and continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, the Fund has now invested approximately $8 billion in targeted and impactful investments.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	The Community Reinvestment Act Qualified Investment Fund

TABLE OF CONTENTS
Letter to Shareholders	1
Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	38
Statement of Operations	39
Statements of Changes in Net Assets	40
Financial Highlights	42
Notes to Financial Statements	45
Report of Independent Registered Public Accounting Firm	57
Notice to Shareholders	59
Trustees and Officers	60
Approval of Advisory Agreement	63
Shareholder Voting Results	64

Manager’s Discussion & Analysis (Unaudited)

For the twelve months ended May 31, 2019, the stock market (as measured by the S&P 500 Index) returned 3.78% and the bond market (as measured by Bloomberg Barclays U.S. Aggregate Bond Index) returned 6.40%. Calendar year-to-date, the stock market returned 10.74% and the bond market returned 4.80%.

Economic indicators started to indicate signs of slowing in various parts of the economy, prompting investors to challenge the Federal Reserve’s interest rate policy. This led the yield curve to flatten and become inverted during the fiscal year ended May 31, 2019, with two-year Treasury yields falling 45 basis points (or -0.45%) and 10-year Treasury yields falling 69 basis points (or -0.69%). As of May 31, 2019, the yield on the 10-year note was 2.14%.

During the twelve-month period ended May 31, 2019, the Institutional Share Class of the CRA Qualified Investment Fund (the “Fund”) returned 5.06%, underperforming the Fund’s benchmark, the Bloomberg Intermediate U.S. Aggregate Index, return of 5.69%, over the 12-month period. The CRA Share Class and Retail Share Class returned 4.48% and 4.59%, respectively. The underperformance relative to the benchmark is primarily due to the lack of exposure to corporate bonds, which was the best performing sub-sector.

In the benchmark, corporate bonds (as measured by the U.S. Corporate sub-sector of the Bloomberg Barclays Intermediate Aggregate Bond Index) generated the highest total return. Corporate bonds returned 6.62% compared to 5.30% return for U.S. Treasuries (as measured by the U.S. Treasury sub-sector in the Bloomberg Barclays Intermediate Aggregate Bond Index) and 5.51% for U.S. MBS securities (as measured by the U.S. MBS sub-sector in the Bloomberg Barclays Intermediate Aggregate Index).

At the end of May 2019, duration was 4.20 years. The SEC 30-day yield for the CRA, Institutional, and Retail Share Classes was 2.13%, 2.57% and 2.23%, respectively.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Duration is stated in years and is a measure of a bond’s interest rate sensitivity. It measures the expected change in value of a fixed income security that will result from a 1% change in interest rates. For example, a bond with a five (5) year duration means the bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 5%.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	The Community Reinvestment Act Qualified Investment Fund

Fund Profile May 31, 2019 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2019	Five Years Ended May 31, 2019	Ten Years Ended May 31, 2019	Inception to Date
The Community Reinvestment Act Qualified Investment Fund — CRA Shares	4.48%	1.93%	2.60%	3.92%*
The Community Reinvestment Act Qualified Investment Fund — Institutional Shares	5.06%	2.37%	3.07%	3.47%**
The Community Reinvestment Act Qualified Investment Fund — Retail Shares	4.59%	2.02%	2.70%	3.10%**
Bloomberg Barclays Intermediate U.S. Aggregate Index	5.69%	2.28%	3.28%	4.59%*

*	Commenced operations on August 30, 1999. Index return is based on CRA shares inception date.
**	Commenced operations on March 2, 2007.

The above illustration compares a $500,000 investment made in the Fund to the Bloomberg Barclays Intermediate U.S. Aggregate Index (the “Intermediate U.S. Aggregate Index”). The Intermediate U.S. Aggregate Index measures the performance of intermediate-term investment grade bonds.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

Top Ten Holdings*
(% of Net Assets)

FNMA Single Family, 3.50%, 01/01/2049	0.99%
FNMA Single Family, 3.50%, 02/01/2049	0.95%
Oportun Funding VIII, Ser 2018-A , Cl A 3.61%, 03/08/2024	0.91%
Bank of America, 3.50%, 05/17/2022	0.76%
USDA Loan, 7.00%, 06/25/2038	0.76%
FNMA Multifamily, 3.39%, 03/01/2033	0.65%
GNMA Multifamily, Cl EA 2.65%, 08/16/2058	0.52%
Oportun Funding IX, Ser 2018-B , Cl A 3.91%, 07/08/2024	0.49%
FNMA Single Family, 3.00%, 01/01/2047	0.49%
GNMA Multifamily, 2.40%, 02/16/2058	0.47%
6.99%

*	Excludes Short-Term Investments.

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	4.58%
Corporate Bonds	2.72%
FGLMC Multifamily	0.23%
FGLMC Single Family	9.13%
FHA Project Loans	0.47%
FNMA Multifamily	10.84%
FNMA Single Family	23.18%
FRESB Multifamily	0.10%
GNMA Multifamily	23.14%
GNMA Single Family	2.12%
HUD	0.35%
Money Market Fund	4.30%
Municipal Bonds	16.11%
Small Business Administration	2.38%
Small Business Administration Participation Certificates	0.04%
Small Business Investment Company	0.02%
USDA Loan	0.79%
Liabilities in Excess of Other Assets	(0.50)%
100.00%

6	The Community Reinvestment Act Qualified Investment Fund

Expenses May 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2018 and held for the six-month period ended May 31, 2019.

Actual expenses (Unaudited)

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period* December 1, 2018 Through May 31, 2019
Actual	CRA Shares	$1,000.00	$1,047.70	$4.75
	Institutional Shares	1,000.00	1,050.20	2.45
	Retail Shares	1,000.00	1,048.30	4.24
Hypothetical (5% return before expenses)	CRA Shares	$1,000.00	$1,020.29	$4.68
	Institutional Shares	1,000.00	1,022.54	2.42
	Retail Shares	1,000.00	1,020.79	4.18

*	Expenses are equal to the annualized expense ratios of 0.93%, 0.48%, and 0.83% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.77%, 5.02% and 4.83% for the period December 1, 2018 to May 31, 2019 for CRA Shares, Institutional Shares and Retail Shares, respectively.

Schedule of Investments May 31, 2019

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.79%
FGLMC Multifamily - 0.23%
Pool KF36, 2.82%, (LIBOR USD 1 Month+0.340%), 08/25/2024	$4,759,007	$4,736,627

FGLMC Single Family - 9.13%
Pool Q16506, 3.00%, 02/01/2043	44,083	44,389
Pool Q40627, 3.00%, 05/01/2046	4,265,569	4,306,184
Pool Q41877, 3.00%, 07/01/2046	2,274,674	2,295,981
Pool Q43158, 3.00%, 09/01/2046	1,711,833	1,727,955
Pool Q44344, 3.00%, 11/01/2046	580,405	585,273
Pool Q44395, 3.00%, 11/01/2046	2,225,742	2,245,156
Pool Q45623, 3.00%, 01/01/2047	4,401,114	4,439,509
Pool Q07121, 3.50%, 04/01/2042	60,648	61,894
Pool Q07398, 3.50%, 04/01/2042	119,011	122,238
Pool Q37430, 3.50%, 11/01/2045	165,965	169,979
Pool Q38376, 3.50%, 01/01/2046	977,668	1,002,920
Pool Q39359, 3.50%, 03/01/2046	2,088,863	2,139,217
Pool Q40641, 3.50%, 05/01/2046	1,302,229	1,335,757
Pool Q45628, 3.50%, 01/01/2047	4,251,518	4,355,667
Pool Q47221, 3.50%, 03/01/2047	1,063,558	1,086,267
Pool Q48279, 3.50%, 05/01/2047	1,402,392	1,442,753
Pool Q49035, 3.50%, 06/01/2047	1,909,008	1,962,054
Pool Q49605, 3.50%, 07/01/2047	781,619	804,112
Pool Q50393, 3.50%, 09/01/2047	2,863,788	2,924,808
Pool Q50943, 3.50%, 09/01/2047	1,889,924	1,934,341
Pool Q51685, 3.50%, 10/01/2047	3,027,071	3,091,454
Pool V83539, 3.50%, 10/01/2047	2,791,065	2,860,279
Pool Q52610, 3.50%, 11/01/2047	2,854,020	2,921,094
Pool V83815, 3.50%, 12/01/2047	1,277,449	1,306,990
Pool Q53325, 3.50%, 01/01/2048	2,288,402	2,351,095
Pool Q54012, 3.50%, 01/01/2048	2,758,798	2,834,288
Pool Q54511, 3.50%, 02/01/2048	2,696,237	2,753,098
Pool Q54585, 3.50%, 02/01/2048	4,995,507	5,100,855
Pool Q54876, 3.50%, 03/01/2048	1,707,455	1,743,793
Pool Q55002, 3.50%, 03/01/2048	2,686,537	2,743,296
Pool Q62396, 3.50%, 04/01/2049	1,008,094	1,028,801
Pool A97097, 4.00%, 02/01/2041	44,327	45,772
Pool Q39374, 4.00%, 03/01/2046	83,237	86,597
Pool Q47223, 4.00%, 03/01/2047	1,701,137	1,764,878
Pool Q47775, 4.00%, 04/01/2047	1,164,487	1,209,556
Pool Q48287, 4.00%, 05/01/2047	3,334,391	3,459,339
Pool Q48819, 4.00%, 06/01/2047	3,039,152	3,156,779
Pool Q49040, 4.00%, 06/01/2047	5,707,679	5,921,558
Pool Q49606, 4.00%, 07/01/2047	4,043,626	4,196,451
Pool Q49898, 4.00%, 08/01/2047	1,677,783	1,738,504
Pool Q50397, 4.00%, 08/01/2047	3,807,284	3,951,785
Pool Q50951, 4.00%, 09/01/2047	3,143,050	3,262,342
Pool Q51686, 4.00%, 10/01/2047	2,467,253	2,556,281
Pool V83540, 4.00%, 10/01/2047	2,027,145	2,103,251
Pool Q01597, 4.00%, 01/01/2048	1,670,380	1,730,546
Pool Q53883, 4.00%, 01/01/2048	1,144,027	1,190,412
Pool Q54586, 4.00%, 02/01/2048	5,795,178	6,013,950

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool Q54877, 4.00%, 02/01/2048	$1,206,742	$1,252,297
Pool Q55004, 4.00%, 03/01/2048	2,712,105	2,814,275
Pool Q55631, 4.00%, 04/01/2048	3,904,683	4,037,505
Pool Q56253, 4.00%, 05/01/2048	4,721,116	4,881,708
Pool Q56469, 4.00%, 06/01/2048	2,751,230	2,850,471
Pool Q56900, 4.00%, 06/01/2048	3,289,739	3,401,538
Pool Q57029, 4.00%, 07/01/2048	2,466,156	2,549,931
Pool Q57388, 4.00%, 07/01/2048	1,683,803	1,741,028
Pool Q57694, 4.00%, 08/01/2048	2,019,621	2,088,163
Pool Q58271, 4.00%, 09/01/2048	1,636,869	1,698,014
Pool Q58366, 4.00%, 09/01/2048	857,847	892,632
Pool Q58774, 4.00%, 10/01/2048	3,045,682	3,160,423
Pool Q59058, 4.00%, 10/01/2048	2,300,190	2,378,438
Pool Q59686, 4.00%, 11/01/2048	1,361,615	1,410,294
Pool Q60213, 4.00%, 12/01/2048	2,476,854	2,559,780
Pool Q60598, 4.00%, 01/01/2049	1,487,425	1,540,614
Pool Q61151, 4.00%, 01/01/2049	1,621,573	1,675,176
Pool Q61387, 4.00%, 02/01/2049	2,589,434	2,675,524
Pool Q61800, 4.00%, 03/01/2049	1,789,612	1,853,379
Pool Q61986, 4.00%, 03/01/2049	3,050,035	3,150,395
Pool Q62397, 4.00%, 04/01/2049	2,025,984	2,092,647
Pool A91363, 4.50%, 03/01/2040	290,722	308,604
Pool A91756, 4.50%, 03/01/2040	302,922	321,537
Pool A92905, 4.50%, 06/01/2040	131,768	137,745
Pool A93467, 4.50%, 08/01/2040	207,371	217,213
Pool Q01597, 4.50%, 05/01/2041	294,126	307,466
Pool Q02377, 4.50%, 07/01/2041	162,074	169,432
Pool Q47624, 4.50%, 04/01/2047	1,090,850	1,152,073
Pool Q48294, 4.50%, 05/01/2047	1,070,268	1,122,241
Pool Q49044, 4.50%, 07/01/2047	2,412,226	2,537,780
Pool Q49608, 4.50%, 07/01/2047	1,010,062	1,064,628
Pool Q49902, 4.50%, 08/01/2047	378,275	398,709
Pool Q55774, 4.50%, 04/01/2048	2,067,300	2,179,463
Pool 56906, 4.50%, 05/01/2048	3,452,420	3,632,602
Pool Q56476, 4.50%, 05/01/2048	3,754,454	3,929,826
Pool 57388, 4.50%, 06/01/2048	3,131,848	3,301,778
Pool Q57906, 4.50%, 08/01/2048	2,852,938	3,007,741
Pool Q59454, 4.50%, 09/01/2048	1,035,496	1,091,685
Pool Q58775, 4.50%, 10/01/2048	2,710,164	2,851,618
Pool Q60215, 4.50%, 11/01/2048	2,337,050	2,445,005
Pool Q61389, 4.50%, 02/01/2049	1,262,595	1,325,720
Pool A68734, 5.00%, 07/01/2037	18,839	19,887
Pool A91364, 5.00%, 03/01/2040	354,158	375,813
Pool A92906, 5.00%, 07/01/2040	301,209	320,884
Pool A56707, 5.50%, 01/01/2037	66,653	71,265
Pool A58653, 5.50%, 03/01/2037	57,510	61,490
Pool A68746, 5.50%, 10/01/2037	141,036	150,795
Pool A76192, 5.50%, 04/01/2038	289,587	312,132
Pool A76444, 5.50%, 04/01/2038	110,544	118,194
Pool A78742, 5.50%, 06/01/2038	797,854	867,892
Pool G06072, 6.00%, 06/01/2038	400,515	442,259
Pool G06073, 6.50% 10/01/2037	779,263	917,257
		191,974,464
FHA Project Loans - 0.47%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,897,735	3,015,526

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	$5,550,484	$5,956,306
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	591,327	626,428
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	211,007	209,962
Pool Reilly, 7.43%, 08/25/2021 (a) (b)	36,567	36,410
		9,844,632
FNMA Multifamily - 10.84%
Pool AM2208, 1.81%, 01/01/2020	656,428	652,882
Pool AN2159, 2.06%, 12/01/2022	1,434,157	1,427,869
Pool AN3157, 2.25%, 10/01/2026	4,433,695	4,395,174
Pool AN1684, 2.30%, 06/01/2023	2,669,280	2,677,467
Pool AM1114, 2.34%, 11/01/2022	1,089,970	1,098,757
Pool AM2198, 2.48%, 01/01/2023	97,752	98,949
Pool AN3584, 2.53%, 11/01/2028	1,000,000	989,948
Pool AN1381, 2.56%, 08/01/2026	920,421	930,874
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,293,606
Pool AM8148, 2.68%, 03/01/2027	979,767	995,188
Pool AN1428, 2.69%, 04/01/2026	590,492	600,690
Pool AN0668, 2.75%, 10/01/2021	4,981,876	5,031,801
Pool AN0761, 2.75%, 10/01/2021	2,747,088	2,774,297
Pool AN0777, 2.75%, 11/01/2021	5,594,656	5,654,370
Pool AM9007, 2.78%, 05/01/2025	487,398	500,680
Pool AM8728, 2.80%, (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,753,945	2,738,144
Pool AN0454, 2.80%, 02/01/2026	1,154,796	1,182,250
Pool AM8561, 2.82%, 04/01/2025	4,163,736	4,284,653
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,760,982
Pool AN0876, 2.85%, 02/01/2026	1,413,356	1,455,699
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,228,439
Pool 471460, 2.88%, 06/01/2022	875,532	894,124
Pool AM4701, 2.90%, (LIBOR USD 1 Month+0.490%), 11/01/2023	3,644,471	3,640,006
Pool AM7627, 2.95%, 01/01/2025	2,920,028	3,021,582
Pool AN6823, 2.95%, 09/01/2029	6,964,000	7,129,760
Pool AN5781, 2.96%, 06/01/2029	387,139	396,821
Pool AN8458, 2.97%, 02/01/2025	5,000,000	5,180,230
Pool AN5536, 2.97%, 05/01/2027	3,316,817	3,433,572
Pool Pitkin Apartments, 2.97%, 06/01/2029 (a) (b)	3,524,000	3,627,002
Pool AN6926, 3.00%, 11/01/2032	1,022,870	1,039,477
Pool AN0915, 3.01%, 02/01/2026	472,906	491,504
Pool AN7354, 3.03%, 11/01/2027	2,709,214	2,809,062
Pool AN3838, 3.05%, 01/01/2022	483,561	484,240
Pool AN5273, 3.06%, 05/01/2027	408,445	425,478
Pool AN6579, 3.06%, 09/01/2027	1,482,436	1,540,626
Pool AN5758, 3.09%, 06/01/2027	1,529,573	1,591,837
Pool BL2603, 3.10%, 05/01/2029	5,803,000	6,013,230
Pool AN4301, 3.15%, 01/01/2027	500,000	523,852
Pool AN8567, 3.15%, 03/01/2028	7,558,997	7,887,835
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,521,270
Pool AN8521, 3.19%, 03/01/2028	2,500,000	2,580,768
Pool AN9141, 3.20%, 05/01/2025	1,310,000	1,361,222
Pool AN6262, 3.20%, 08/01/2027	520,734	547,685
Pool AN6232, 3.20%, 08/01/2029	4,480,000	4,675,770
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,310,295
Pool AN4133, 3.21%, 01/01/2033	239,824	245,236

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AM8227, 3.21%, 03/01/2033	$93,082	$96,516
Pool AM9393, 3.23%, 07/01/2025	938,057	996,698
Pool AN5792, 3.30%, 04/01/2034	934,234	961,052
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,242,535
Pool AM9780, 3.31%, 03/01/2031	383,272	399,199
Pool BL2249, 3.32%, 04/01/2029	800,000	842,552
Pool AM6620, 3.34%, 08/01/2024	552,838	552,601
Pool BL2377, 3.34%, 05/01/2031	2,570,600	2,685,961
Pool AN4425, 3.34%, 01/01/2032	3,000,000	3,148,713
Pool AN8814, 3.36%, 04/01/2028	983,420	1,041,991
Pool AN4505, 3.36%, 02/01/2032	985,867	1,031,397
Pool 470414, 3.37%, 01/01/2022	218,241	217,732
Pool AM3973, 3.37%, 07/01/2023	3,303,579	3,461,024
Pool AN4770, 3.38%, 03/01/2027	4,260,620	4,502,758
Pool AN4978, 3.39%, 03/01/2033	13,250,000	13,761,626
Pool AN5418, 3.40%, 05/01/2033	750,000	780,072
Pool AM5883, 3.41%, 05/01/2024	1,287,574	1,354,663
Pool AM5986, 3.44%, 06/01/2026	600,000	637,795
Pool AN9534, 3.45%, 06/01/2025	2,464,581	2,617,899
Pool AN4404, 3.45%, 01/01/2027	694,841	740,649
Pool 469683, 3.54%, 11/01/2021	1,525,065	1,575,252
Pool BL0478, 3.57%, 10/01/2025	2,081,567	2,212,830
Pool AN9020, 3.57%, 04/01/2030	6,715,000	7,203,279
Pool AN4782, 3.69%, 02/01/2037	1,644,270	1,737,933
Pool AN1108, 3.76%, 03/01/2046	284,295	300,661
Pool AN4171, 3.79%, 01/01/2035	820,577	899,119
Pool AN9844, 3.80%, 07/01/2030	810,010	879,854
Pool 469075, 3.82%, 09/01/2021	660,103	684,227
Pool BL1090, 3.82%, 12/01/2025	994,263	1,077,505
Pool AM9376, 3.83%, 07/01/2045	471,384	499,097
Pool 466973, 3.85%, 01/01/2021	2,012,707	2,047,625
Pool 469094, 3.90%, 09/01/2026	146,862	154,037
Pool AN0360, 3.95%, 12/01/2045	100,000	110,740
Pool 468263, 3.98%, 06/01/2021	3,495,246	3,617,517
Pool AN4676, 4.10%, 03/01/2047	1,305,863	1,437,904
Pool AM5197, 4.20%, 01/01/2030	391,889	435,445
Pool 465435, 4.22%, 07/01/2020	412,334	420,116
Pool 467899, 4.23%, 04/01/2021	414,114	429,026
Pool 467460, 4.33%, 04/01/2021	697,921	724,260
Pool 463873, 4.38%, 11/01/2019	366,626	368,366
Pool 467315, 4.46%, 02/01/2021	355,590	368,421
Pool 467732, 4.57%, 04/01/2021	262,596	262,103
Pool 468251, 4.76%, 06/01/2026	565,724	634,755
Pool 464133, 4.85%, 01/01/2025	1,909,673	2,085,381
Pool 387517, 5.02%, 08/01/2020	557,537	570,078
Pool 466907, 5.13%, 03/01/2026	372,737	418,221
Pool 387215, 5.19%, 01/01/2023	399,942	426,060
Pool 465394, 5.20%, 03/01/2026	501,614	555,702
Pool 463895, 5.25%, 10/01/2025	347,089	402,340
Pool 464523, 5.51%, 07/01/2024	993,475	1,124,122
Pool 874487, 5.52%, 05/01/2025	459,719	520,079
Pool 873550, 5.55%, 04/01/2024	210,136	232,312
Pool 463000, 5.58%, 08/01/2021	1,182,460	1,251,223
Pool 874481, 5.75%, 04/01/2022	3,217,426	3,412,949
Pool 387005, 5.95%, 06/01/2022	316,797	316,775

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 873949, 5.95%, 09/01/2024	$1,159,802	$1,264,526
Pool 463839, 5.96%, 11/01/2027	619,907	701,435
Pool 873679, 6.10%, 06/01/2024	407,003	449,340
Pool 467914, 6.10%, 04/01/2041	496,966	591,070
Pool 463997, 6.12%, 12/01/2027	922,033	1,070,976
Pool 958614, 6.22%, 04/01/2027	341,937	390,596
Pool 464836, 6.23%, 03/01/2028	1,608,663	1,811,205
Pool 465260, 6.33%, 06/01/2028	1,458,086	1,726,271
Pool 464254, 6.34%, 11/01/2027	2,444,565	2,856,878
Pool 464969, 6.34%, 04/01/2028	2,487,411	2,997,820
Pool 874736, 6.43%, 10/01/2025	415,281	462,287
Pool 464632, 6.50%, 02/01/2028	457,521	495,751
Pool 465588, 6.55%, 07/01/2028	556,088	664,192
Pool 466756, 6.59%, 12/01/2028	1,697,560	2,034,805
Pool 464573, 6.72%, 02/01/2040	2,180,230	2,495,454
Pool 466595, 6.78%, 11/01/2025	3,509,275	4,282,242
Pool 469854, 8.26% 12/01/2026	1,560,808	2,044,211
		227,953,009
FNMA Single Family - 23.18%
Pool AB6333, 3.00%, 09/01/2042	706,256	712,612
Pool AP7482, 3.00%, 09/01/2042	115,553	116,593
Pool AP9712, 3.00%, 09/01/2042	115,451	116,490
Pool AB7486, 3.00%, 12/01/2042	1,037,949	1,047,293
Pool AR5591, 3.00%, 01/01/2043	68,995	69,616
Pool AT1983, 3.00%, 04/01/2043	708,059	714,433
Pool AB9496, 3.00%, 05/01/2043	69,332	69,946
Pool AR6415, 3.00%, 05/01/2043	351,338	354,501
Pool AT0343, 3.00%, 05/01/2043	46,123	46,538
Pool AS7134, 3.00%, 05/01/2046	1,558,988	1,573,024
Pool AS7340, 3.00%, 06/01/2046	3,594,695	3,626,503
Pool BC1141, 3.00%, 06/01/2046	925,007	933,192
Pool AS7521, 3.00%, 07/01/2046	2,141,872	2,160,384
Pool BD0472, 3.00%, 07/01/2046	767,546	772,176
Pool AS7816, 3.00%, 08/01/2046	4,604,777	4,644,338
Pool BC2796, 3.00%, 08/01/2046	2,024,553	2,042,051
Pool AS7899, 3.00%, 09/01/2046	2,331,507	2,351,297
Pool BD6343, 3.00%, 09/01/2046	1,010,674	1,016,521
Pool AS8079, 3.00%, 10/01/2046	2,946,106	2,971,112
Pool BC4722, 3.00%, 10/01/2046	721,120	727,241
Pool AS8290, 3.00%, 11/01/2046	2,870,216	2,893,320
Pool AS8463, 3.00%, 12/01/2046	3,357,295	3,386,309
Pool BC9073, 3.00%, 12/01/2046	2,941,880	2,966,850
Pool AS8650, 3.00%, 01/01/2047	10,163,917	10,245,730
Pool BD7042, 3.00%, 03/01/2047	992,839	1,001,267
Pool BN6614, 3.00%, 05/01/2049	1,067,563	1,072,083
Pool BN8885, 3.00%, 05/01/2049	1,038,567	1,042,844
Pool BN6722, 3.00%, 06/01/2049	1,696,708	1,703,590
Pool BN8907, 3.00%, 06/01/2049	930,415	934,247
Pool BN8921, 3.00%, 06/01/2049	505,305	507,386
Pool AS0092, 3.50%, 07/01/2043	213,657	219,190
Pool AU1769, 3.50%, 08/01/2043	353,673	362,767
Pool AX4858, 3.50%, 12/01/2044	329,269	337,103
Pool AX7551, 3.50%, 01/01/2045	380,232	389,811
Pool AY4388, 3.50%, 02/01/2045	543,204	561,294
Pool AS4536, 3.50%, 03/01/2045	311,520	318,838

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AX9585, 3.50%, 03/01/2045	$1,986,715	$2,033,387
Pool AY5019, 3.50%, 03/01/2045	197,610	201,739
Pool AS4738, 3.50%, 04/01/2045	1,037,911	1,062,293
Pool AY1387, 3.50%, 04/01/2045	359,350	367,793
Pool AS4913, 3.50%, 05/01/2045	1,225,513	1,254,304
Pool AY3458, 3.50%, 05/01/2045	512,815	525,735
Pool AY8252, 3.50%, 05/01/2045	207,161	213,052
Pool AY8271, 3.50%, 05/01/2045	200,195	204,378
Pool AS5117, 3.50%, 06/01/2045	1,132,457	1,159,061
Pool AZ2274, 3.50%, 06/01/2045	269,526	277,192
Pool AZ2316, 3.50%, 06/01/2045	270,766	276,448
Pool AS5351, 3.50%, 07/01/2045	299,315	306,346
Pool AZ0805, 3.50%, 07/01/2045	910,432	931,820
Pool AZ5686, 3.50%, 07/01/2045	203,293	208,085
Pool AS5579, 3.50%, 08/01/2045	262,920	269,096
Pool AZ5696, 3.50%, 08/01/2045	235,336	241,109
Pool AS5767, 3.50%, 09/01/2045	598,134	612,187
Pool AZ2904, 3.50%, 09/01/2045	309,469	316,740
Pool AZ9193, 3.50%, 09/01/2045	253,370	259,342
Pool AS5917, 3.50%, 10/01/2045	945,574	967,790
Pool AZ4755, 3.50%, 10/01/2045	161,020	166,197
Pool AS6127, 3.50%, 11/01/2045	785,534	803,991
Pool AS6309, 3.50%, 12/01/2045	592,542	606,464
Pool BC0066, 3.50%, 12/01/2045	309,665	317,466
Pool AS6467, 3.50%, 01/01/2046	2,249,372	2,302,047
Pool AS6616, 3.50%, 02/01/2046	1,365,051	1,396,907
Pool BC0223, 3.50%, 02/01/2046	1,559,619	1,596,017
Pool BC0226, 3.50%, 02/01/2046	222,734	227,966
Pool AS6785, 3.50%, 03/01/2046	2,740,737	2,804,684
Pool AS6956, 3.50%, 04/01/2046	2,778,205	2,842,828
Pool BC0801, 3.50%, 04/01/2046	1,067,355	1,092,347
Pool AS7135, 3.50%, 05/01/2046	363,218	372,288
Pool BC6041, 3.50%, 05/01/2046	1,156,757	1,180,822
Pool BD0456, 3.50%, 06/01/2046	272,087	279,382
Pool BC9068, 3.50%, 12/01/2046	724,252	742,341
Pool AS8635, 3.50%, 01/01/2047	4,717,137	4,823,587
Pool AS8808, 3.50%, 02/01/2047	3,140,517	3,211,857
Pool AS8918, 3.50%, 03/01/2047	6,813,814	6,967,553
Pool BD7046, 3.50%, 03/01/2047	6,117,140	6,255,158
Pool BE7198, 3.50%, 03/01/2047	670,850	687,168
Pool AS9380, 3.50%, 04/01/2047	2,865,914	2,930,550
Pool BH1139, 3.50%, 04/01/2047	678,915	698,608
Pool BH1158, 3.50%, 04/01/2047	614,399	627,066
Pool AS9548, 3.50%, 05/01/2047	4,971,700	5,083,825
Pool BD2416, 3.50%, 05/01/2047	2,647,656	2,707,367
Pool AS9814, 3.50%, 06/01/2047	5,210,392	5,327,566
Pool BE3687, 3.50%, 06/01/2047	1,342,223	1,382,048
Pool BH5307, 3.50%, 06/01/2047	895,283	919,006
Pool AS9943, 3.50%, 07/01/2047	5,333,166	5,453,295
Pool BH5329, 3.50%, 07/01/2047	383,737	392,174
Pool BH2607, 3.50%, 08/01/2047	1,428,969	1,461,537
Pool CA0116, 3.50%, 08/01/2047	3,461,358	3,539,444
Pool BH2671, 3.50%, 09/01/2047	2,504,567	2,561,078
Pool BH5391, 3.50%, 09/01/2047	995,201	1,018,303
Pool CA0408, 3.50%, 09/01/2047	1,587,027	1,622,632

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool BH4063, 3.50%, 10/01/2047	$1,828,441	$1,867,255
Pool BH9370, 3.50%, 10/01/2047	1,948,766	1,993,220
Pool CA0566, 3.50%, 10/01/2047	2,056,214	2,102,081
Pool BH5746, 3.50%, 11/01/2047	3,598,146	3,678,869
Pool CA0744, 3.50%, 11/01/2047	1,178,304	1,204,436
Pool BH7046, 3.50%, 12/01/2047	6,017,734	6,152,738
Pool BJ1663, 3.50%, 12/01/2047	3,056,089	3,118,741
Pool CA0918, 3.50%, 12/01/2047	2,307,055	2,358,081
Pool BH7097, 3.50%, 01/01/2048	4,302,609	4,399,567
Pool BJ4551, 3.50%, 01/01/2048	2,366,840	2,415,454
Pool BJ4562, 3.50%, 01/01/2048	1,069,690	1,094,059
Pool CA1074, 3.50%, 01/01/2048	3,918,898	4,023,319
Pool BH9270, 3.50%, 02/01/2048	4,168,683	4,260,483
Pool BJ4611, 3.50%, 02/01/2048	2,510,616	2,561,828
Pool BJ4612, 3.50%, 02/01/2048	1,301,477	1,331,129
Pool CA1243, 3.50%, 02/01/2048	7,943,113	8,135,766
Pool BJ0616, 3.50%, 03/01/2048	3,644,352	3,725,071
Pool BJ0652, 3.50%, 03/01/2048	2,792,868	2,854,375
Pool BK1959, 3.50%, 03/01/2048	1,978,052	2,018,401
Pool BK1960, 3.50%, 03/01/2048	1,593,356	1,635,856
Pool CA1414, 3.50%, 03/01/2048	4,674,311	4,776,647
Pool MA3574, 3.50%, 01/01/2049	20,342,345	20,761,034
Pool BN5245, 3.50%, 02/01/2049	1,482,410	1,512,496
Pool MA3597, 3.50%, 02/01/2049	19,546,995	19,941,300
Pool BN4385, 3.50%, 03/01/2049	1,141,839	1,167,764
Pool BN5344, 3.50%, 03/01/2049	2,079,534	2,122,185
Pool BN6226, 3.50%, 03/01/2049	229,865	234,442
Pool BN6235, 3.50%, 04/01/2049	335,816	343,440
Pool BN6245, 3.50%, 04/01/2049	293,403	299,245
Pool BN6283, 3.50%, 04/01/2049	1,062,668	1,083,827
Pool BN6567, 3.50%, 04/01/2049	2,819,371	2,876,039
Pool CA3399, 3.50%, 04/01/2049	2,992,846	3,052,695
Pool BN6299, 3.50%, 05/01/2049	1,548,332	1,579,162
Pool BN6619, 3.50%, 05/01/2049	2,569,714	2,621,102
Pool BN8886, 3.50%, 05/01/2049	5,546,169	5,656,602
Pool CA3556, 3.50%, 05/01/2049	3,402,818	3,470,864
Pool BN6735, 3.50%, 06/01/2049	2,543,372	2,593,743
Pool BN8911, 3.50%, 06/01/2049	3,622,017	3,694,137
Pool BN8922, 3.50%, 06/01/2049	2,222,148	2,266,395
Pool AH0540, 4.00%, 12/01/2040	46,064	47,534
Pool AH2979, 4.00%, 01/01/2041	82,241	85,420
Pool AH5643, 4.00%, 01/01/2041	144,649	151,432
Pool AH5671, 4.00%, 02/01/2041	213,603	222,215
Pool AH8877, 4.00%, 04/01/2041	147,116	154,317
Pool AI9871, 4.00%, 09/01/2041	82,156	85,452
Pool AJ4024, 4.00%, 10/01/2041	119,158	124,002
Pool AU9998, 4.00%, 09/01/2043	117,421	122,195
Pool AS0716, 4.00%, 10/01/2043	931,881	969,360
Pool AU6721, 4.00%, 10/01/2043	225,646	234,814
Pool AV0191, 4.00%, 10/01/2043	60,747	62,690
Pool AV0214, 4.00%, 10/01/2043	120,971	125,270
Pool AS0929, 4.00%, 11/01/2043	426,975	444,063
Pool AU6999, 4.00%, 11/01/2043	1,087,246	1,144,495
Pool AU7007, 4.00%, 11/01/2043	249,525	259,304
Pool AS1368, 4.00%, 12/01/2043	114,247	118,605

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AV0670, 4.00%, 12/01/2043	$254,510	$264,695
Pool AS1427, 4.00%, 01/01/2044	200,327	207,837
Pool AV6342, 4.00%, 01/01/2044	164,221	170,469
Pool AS1671, 4.00%, 02/01/2044	95,826	99,902
Pool AV5020, 4.00%, 02/01/2044	371,943	386,822
Pool AS1877, 4.00%, 03/01/2044	55,508	57,724
Pool AV7087, 4.00%, 03/01/2044	495,526	515,348
Pool AW0985, 4.00%, 05/01/2044	142,827	149,113
Pool AW3597, 4.00%, 06/01/2044	303,889	315,446
Pool AW5358, 4.00%, 06/01/2044	76,430	79,308
Pool AS2826, 4.00%, 07/01/2044	180,611	187,687
Pool AW8968, 4.00%, 07/01/2044	117,723	121,727
Pool AS3009, 4.00%, 08/01/2044	369,242	383,273
Pool AS3493, 4.00%, 10/01/2044	619,599	643,160
Pool AX0902, 4.00%, 10/01/2044	133,832	139,723
Pool AX3165, 4.00%, 10/01/2044	38,172	39,393
Pool AS3951, 4.00%, 11/01/2044	72,348	74,661
Pool AX4856, 4.00%, 12/01/2044	139,572	146,147
Pool AX7550, 4.00%, 12/01/2044	195,967	202,220
Pool AY5025, 4.00%, 03/01/2045	960,666	993,162
Pool TBA, 4.00%, 04/15/2045	1,464,102	1,517,392
Pool AY8277, 4.00%, 05/01/2045	164,033	169,582
Pool AZ5697, 4.00%, 08/01/2045	243,299	251,266
Pool AZ9195, 4.00%, 09/01/2045	174,614	181,038
Pool BE7194, 4.00%, 03/01/2047	2,891,135	2,987,603
Pool BE7216, 4.00%, 04/01/2047	1,919,783	1,990,342
Pool BH1143, 4.00%, 04/01/2047	1,444,093	1,492,503
Pool BD2419, 4.00%, 05/01/2047	2,302,169	2,387,066
Pool BH1167, 4.00%, 05/01/2047	1,494,805	1,549,747
Pool BE3689, 4.00%, 06/01/2047	4,611,626	4,781,688
Pool BH5309, 4.00%, 06/01/2047	3,747,187	3,884,915
Pool CA2094, 4.00%, 06/13/2047	5,832,765	6,044,193
Pool BE3762, 4.00%, 07/01/2047	3,364,098	3,488,149
Pool BH5335, 4.00%, 07/01/2047	931,926	964,179
Pool BH5361, 4.00%, 08/01/2047	1,636,213	1,694,255
Pool BH5395, 4.00%, 09/01/2047	1,837,598	1,907,774
Pool CA2532, 4.00%, 09/01/2047	2,933,080	3,036,306
Pool BH4060, 4.00%, 10/01/2047	1,421,460	1,473,882
Pool BH9379, 4.00%, 10/01/2047	892,428	926,692
Pool BH5748, 4.00%, 11/01/2047	1,514,341	1,569,956
Pool BJ4571, 4.00%, 01/01/2048	956,293	993,075
Pool BK1957, 4.00%, 03/01/2048	1,285,807	1,329,188
Pool BK1968, 4.00%, 03/01/2048	4,711,061	4,868,013
Pool BK1969, 4.00%, 03/01/2048	1,630,225	1,684,481
Pool BK2557, 4.00%, 03/01/2048	2,269,130	2,361,316
Pool BK2008, 4.00%, 04/01/2048	1,914,305	1,978,051
Pool BJ2752, 4.00%, 05/01/2048	3,801,899	3,940,094
Pool BJ9235, 4.00%, 06/01/2048	7,481,275	7,753,973
Pool BK5289, 4.00%, 06/01/2048	2,763,039	2,855,181
Pool CA1934, 4.00%, 06/01/2048	9,210,664	9,544,996
Pool BK0898, 4.00%, 07/01/2048	2,323,140	2,407,348
Pool BK8813, 4.00%, 07/01/2048	2,623,034	2,710,258
Pool BK4747, 4.00%, 08/01/2048	1,549,851	1,606,029
Pool BK8829, 4.00%, 08/01/2048	1,676,725	1,740,890
Pool BH0713, 4.00%, 09/01/2048	1,701,156	1,762,037

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool BK4815, 4.00%, 09/01/2048	$2,390,719	$2,476,082
Pool BK8895, 4.00%, 09/01/2048	1,822,005	1,882,534
Pool CA2315, 4.00%, 09/01/2048	5,374,543	5,566,050
Pool BK7669, 4.00%, 10/01/2048	2,655,455	2,750,489
Pool BK7934, 4.00%, 11/01/2048	4,522,717	4,681,164
Pool BH0723, 4.00%, 12/01/2048	1,149,368	1,188,855
Pool BN0321, 4.00%, 12/01/2048	1,334,559	1,381,303
Pool BN3958, 4.00%, 12/01/2048	2,027,937	2,096,769
Pool CA2994, 4.00%, 01/01/2049	2,596,116	2,684,984
Pool BN4338, 4.00%, 02/01/2049	1,413,902	1,459,895
Pool BN4347, 4.00%, 02/01/2049	1,064,421	1,098,804
Pool BN5288, 4.00%, 02/01/2049	5,377,770	5,564,669
Pool CA3143, 4.00%, 02/01/2049	1,552,618	1,613,024
Pool BN4373, 4.00%, 03/01/2049	2,052,223	2,118,747
Pool BN4386, 4.00%, 03/01/2049	947,214	977,811
Pool BN5350, 4.00%, 03/01/2049	2,244,046	2,319,259
Pool BN6227, 4.00%, 03/01/2049	1,558,544	1,608,886
Pool CA3270, 4.00%, 03/01/2049	3,577,488	3,697,389
Pool BN6236, 4.00%, 04/01/2049	463,729	480,659
Pool BN6247, 4.00%, 04/01/2049	1,131,704	1,168,001
Pool BN6285, 4.00%, 04/01/2049	1,375,581	1,419,857
Pool BN6563, 4.00%, 04/01/2049	705,556	728,952
Pool BN6301, 4.00%, 05/01/2049	2,214,550	2,285,325
Pool BN8894, 4.00%, 05/01/2049	2,728,252	2,823,512
Pool BN8913, 4.00%, 06/01/2049	1,478,020	1,531,981
Pool BN8923, 4.00%, 06/01/2049	1,798,257	1,855,729
Pool AC4095, 4.50%, 09/01/2039	9,285	9,695
Pool AH6769, 4.50%, 03/01/2041	274,139	292,999
Pool AI3491, 4.50%, 06/01/2041	222,644	237,592
Pool AI5362, 4.50%, 06/01/2041	368,969	393,597
Pool AI6155, 4.50%, 07/01/2041	607,987	647,320
Pool AI8167, 4.50%, 08/01/2041	386,327	412,113
Pool BH1145, 4.50%, 04/01/2047	677,165	707,896
Pool BK2031, 4.50%, 04/01/2048	1,501,586	1,581,960
Pool BK5278, 4.50%, 05/01/2048	3,118,908	3,262,438
Pool BK5299, 4.50%, 06/01/2048	2,102,977	2,215,545
Pool BK8815, 4.50%, 07/01/2048	3,146,726	3,308,664
Pool BK8869, 4.50%, 09/01/2048	2,350,644	2,481,660
Pool BK8905, 4.50%, 09/01/2048	1,063,939	1,123,237
Pool BN0889, 4.50%, 11/01/2048	1,618,360	1,701,646
Pool BN0323, 4.50%, 12/01/2048	953,611	998,574
Pool BN0928, 4.50%, 12/01/2048	1,379,785	1,450,797
Pool BN4308, 4.50%, 12/01/2048	1,560,434	1,631,376
Pool CA2842, 4.50%, 12/01/2048	2,439,264	2,554,790
Pool BN5289, 4.50%, 01/01/2049	701,046	733,631
Pool BN4339, 4.50%, 02/01/2049	1,071,549	1,128,760
Pool BN4384, 4.50%, 03/01/2049	1,820,986	1,902,919
Pool BN6238, 4.50%, 04/01/2049	854,799	893,161
Pool BN6277, 4.50%, 04/01/2049	838,574	876,110
Pool BN6302, 4.50%, 05/01/2049	139,901	146,163
Pool BN8924, 4.50%, 06/01/2049	1,125,018	1,175,375
Pool 890230, 5.00%, 07/01/2040	5,272,863	5,679,208
Pool AD8500, 5.00%, 08/01/2040	527,670	564,469
Pool AH6772, 5.00%, 03/01/2041	121,758	128,518
Pool AH8879, 5.00%, 04/01/2041	339,912	358,783

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AI3492, 5.00%, 06/01/2041	$274,029	$289,239
Pool AI6154, 5.00%, 07/01/2041	123,845	130,721
Pool BK5300, 5.00%, 05/01/2048	1,374,941	1,465,329
Pool BK8817, 5.00%, 07/01/2048	1,437,474	1,528,026
Pool BK8870, 5.00%, 09/01/2048	1,112,625	1,185,775
Pool BN6239, 5.00%, 04/01/2049	478,283	507,536
Pool 890246, 5.50%, 11/01/2038	1,840,626	2,018,095
Pool 890247, 6.00%, 09/01/2038	2,825,165	3,164,920
Pool 886136, 6.50%, 07/01/2036	175,820	194,550
Pool 900106, 6.50%, 08/01/2036	62,198	68,824
Pool 900649, 6.50%, 09/01/2036	111,208	123,055
Pool 947771, 6.50% 09/01/2037	90,763	101,470
		487,281,513
FRESB Multifamily - 0.10%
Pool 2017-SB43, 2.79%, (LIBOR USD 1 Month+2.740%), 10/25/2037	1,295,481	1,311,152
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	703,129	718,266
		2,029,418
GNMA Multifamily - 23.14%
Pool 2013-73 A, 0.98%, 12/16/2035	662,694	633,474
Pool 2013-45 A, 1.45%, 10/16/2040	525,806	514,477
Pool 2013-61 A, 1.45%, 01/16/2043	365,143	350,856
Pool 2013-30 A, 1.50%, 05/16/2042	965,522	928,072
Pool 2013-85 A, 1.55%, 09/16/2046	1,461,625	1,342,321
Pool 2013-7 AC, 1.60%, 03/16/2047	1,402,112	1,318,963
Pool 2012-27 A, 1.61%, 07/16/2039	658,228	646,154
Pool 2012-139 AB, 1.67%, 02/16/2053	315,735	291,304
Pool 2013-118 AC, 1.70%, 06/16/2036	1,838,612	1,796,112
Pool 2013-50 AB, 1.73%, 05/16/2045	1,262,187	1,186,021
Pool 2014-103, 1.74%, 06/16/2053	1,278,102	1,257,377
Pool 2012-144 AD, 1.77%, 01/16/2053	491,428	474,272
Pool 2012-99 AE, 1.80%, 02/16/2048	1,222,659	1,154,850
Pool 2013-12 AB, 1.83%, 11/16/2052	226,602	213,617
Pool 2013-72 AC, 1.88%, 05/16/2046	1,890,089	1,767,412
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,541,627	1,438,585
Pool 2014-168 A, 1.90%, 06/16/2041	392,225	386,501
Pool 2012-150 AB, 1.90%, 08/16/2044	159,694	151,340
Pool 2012-120 A, 1.90%, 02/16/2053	1,897,626	1,797,650
Pool 2013-176 AB, 2.00%, 11/16/2038	97,928	96,798
Pool 2013-107 A, 2.00%, 05/16/2040	86,245	84,465
Pool 2013-92 AB, 2.00%, 02/16/2043	838,720	820,058
Pool 2013-143 A, 2.00%, 04/16/2043	103,107	102,023
Pool 2013-128 AB, 2.00%, 10/16/2051	2,455,064	2,309,102
Pool 2011-143, 2.00%, 10/16/2057	4,242,568	3,996,847
Pool 2012-72 AB, 2.03%, 02/16/2046	151,824	149,681
Pool 2012-112 AD, 2.09%, 02/16/2053	220,934	214,726
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	482,839	456,292
Pool 2012-2 AB, 2.11%, 03/16/2037	490,470	484,931
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	228,507	217,872
Pool AA8478, 2.15%, 05/15/2035	320,370	313,253
Pool AA8479, 2.15%, 11/15/2035	668,162	653,269
Pool 2014-67 A, 2.15%, 05/16/2039	844,568	839,377
Pool 2012-70 AB, 2.18%, 08/16/2052	437,159	419,204
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,019,369
Pool 2013-94 AB, 2.20%, 03/16/2054	465,907	444,035

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 2016-152, 2.20%, 08/15/2058	$2,492,827	$2,364,290
Pool 2014-75 A, 2.21%, 06/16/2047	729,449	724,626
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	296,187
Pool AC5324, 2.23%, 09/15/2032	2,288,069	2,241,424
Pool 2016-40, 2.25%, 03/16/2050	8,303,635	8,017,415
Pool 2012-111 AB, 2.25%, 09/16/2052	1,508,029	1,495,335
Pool 2016-175, 2.25%, 09/16/2058	4,667,454	4,392,525
Pool 2014-130 CA, 2.30%, 11/16/2042	169,540	166,526
Pool 2017-20, 2.30%, 09/16/2057	2,316,286	2,218,518
Pool 2016-125, 2.30%, 12/16/2057	3,861,047	3,686,087
Pool 2017-003, 2.30%, 09/16/2058	4,995,022	4,757,300
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	458,726
Pool 2015-125 AB, 2.35%, 04/16/2047	8,509,349	8,285,329
Pool 2016-26, 2.35%, 11/16/2056	315,620	307,012
Pool 2016-87, 2.35%, 03/16/2058	953,994	914,940
Pool 2016-14 DA, 2.40%, 05/16/2046	4,849,638	4,733,919
Pool 2016-40, 2.40%, 06/16/2049	3,331,356	3,235,773
Pool 2018-16, 2.40%, 03/16/2050	6,923,299	6,850,450
Pool 2017-30, 2.40%, 03/16/2051	4,603,495	4,500,907
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	146,393	142,742
Pool 2017-50, 2.40%, 01/16/2057	5,386,686	5,181,526
Pool 2016-96, 2.40%, 12/16/2057	854,293	821,978
Pool 2017-16, 2.40%, 01/16/2058	2,023,956	1,952,086
Pool 2017-29, 2.40%, 01/16/2058	6,290,014	6,158,732
Pool 2016-113, 2.40%, 02/16/2058	1,741,137	1,670,987
Pool 2018-26, 2.40%, 02/16/2058	10,171,930	9,958,868
Pool 2017-49, 2.40%, 05/16/2058	3,492,924	3,377,026
Pool 2017-41, 2.40%, 07/16/2058	2,479,122	2,391,550
Pool 2017-7, 2.41%, 12/16/2058 (c)	4,167,007	3,927,924
Pool 778465, 2.45%, 09/15/2047	1,616,071	1,603,390
Pool 2017-169, 2.45%, 03/16/2050	5,247,969	5,153,088
Pool AC9553, 2.47%, 02/15/2048	8,874,702	8,749,533
Pool 2014-172, 2.50%, 09/16/2041	1,005,254	1,004,302
Pool 2017-169, 2.50%, 10/01/2047	244,302	236,451
Pool AE4484, 2.50%, 06/15/2048	3,762,179	3,710,877
Pool 2018-47, 2.50%, 01/16/2049	1,172,529	1,154,186
Pool 2017-111, 2.50%, 06/16/2051	385,061	377,808
Pool 2015-114 AD, 2.50%, 11/15/2051	2,799,897	2,764,692
Pool 2017-9, 2.50%, 09/16/2056	2,026,404	1,967,423
Pool 2017-157, 2.50%, 10/16/2056	2,381,569	2,306,382
Pool 2017-28, 2.50%, 02/16/2057	5,243,420	5,072,781
Pool 2016-36 A, 2.50%, 03/16/2057	935,891	901,047
Pool 2017-72, 2.50%, 04/16/2057	1,111,454	1,078,792
Pool 2016-71, 2.50%, 10/16/2057	3,372,842	3,281,302
Pool 2017-46, 2.50%, 11/16/2057	5,016,556	4,870,921
Pool 2017-64, 2.50%, 11/16/2057	1,201,202	1,162,695
Pool 2017-22, 2.50%, 12/16/2057	9,459,724	9,181,666
Pool 2018-30, 2.50%, 02/16/2058	4,385,099	4,316,462
Pool 2017-47, 2.50%, 08/16/2058	2,541,717	2,469,479
Pool 2017-81, 2.50%, 09/16/2058	1,460,875	1,414,400
Pool 2017-97, 2.50%, 09/16/2058	490,615	476,845
Pool 2018-3, 2.50%, 10/16/2058	7,672,674	7,417,820
Pool 2017-154, 2.50%, 12/16/2058	2,940,406	2,847,114
Pool 2017-127, 2.50%, 02/16/2059	1,455,125	1,406,183
Pool 2017-143, 2.50%, 02/16/2059	2,698,913	2,620,410

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2018-75, 2.50%, 04/16/2059	$1,979,671	$1,926,181
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,483,139	3,362,474
Pool 2018-2, 2.50%, 07/16/2059	1,005,109	970,393
Pool 2011-161 B, 2.53%, 07/16/2038	338,804	336,825
Pool 2016-64, 2.55%, 12/16/2057	2,327,081	2,252,308
Pool 2017-106, 2.60%, 04/16/2051	839,946	825,334
Pool 2015-101 AE, 2.60%, 03/16/2052	1,507,304	1,481,772
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,473,677	5,385,038
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	6,427,026	6,309,547
Pool 2018-69, 2.60%, 03/16/2056	4,928,762	4,863,808
Pool 2018-74 AG, 2.60%, 03/16/2056	3,932,499	3,865,619
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,353,234	1,326,521
Pool 2016-24, 2.60%, 12/16/2056	853,412	833,736
Pool 2016-41, 2.60%, 06/16/2057	1,790,784	1,748,643
Pool 2017-90, 2.60%, 07/16/2057	885,725	872,008
Pool 2017-62, 2.60%, 11/16/2057	1,446,817	1,422,084
Pool 2017-92, 2.60%, 06/16/2058	3,294,266	3,253,073
Pool 2018-16, 2.60%, 06/16/2058	4,159,110	4,055,399
Pool 2018-85, 2.60%, 06/16/2058	986,413	969,056
Pool 2017-74, 2.60%, 09/16/2058	7,636,320	7,465,728
Pool 2018-28, 2.60%, 09/16/2058	4,914,040	4,796,167
Pool 2017-108, 2.60%, 10/16/2058	1,130,857	1,108,707
Pool 2017-135, 2.60%, 10/16/2058	3,803,742	3,685,484
Pool 2017-70, 2.60%, 10/16/2058	584,369	572,111
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,445,392	2,377,676
Pool 2017-124, 2.60%, 12/16/2058	2,238,330	2,185,953
Pool 2017-131, 2.60%, 12/16/2058 (c)	2,056,534	2,014,593
Pool 2018-9, 2.60%, 12/16/2058	1,963,481	1,901,742
Pool 2017-105, 2.60%, 01/16/2059	980,328	959,557
Pool 2017-143, 2.60%, 01/16/2059	2,079,090	2,030,107
Pool 2017-94, 2.60%, 02/16/2059	588,191	575,249
Pool 2017-169, 2.60%, 04/16/2059 (c)	8,801,108	8,564,812
Pool 2017-185, 2.60%, 04/16/2059 (c)	391,340	380,993
Pool 2017-126, 2.60%, 05/16/2059	221,174	216,518
Pool 2017-152, 2.60%, 05/16/2059	985,712	965,036
Pool 2017-61, 2.60%, 05/16/2059	1,902,965	1,863,489
Pool 2018-41 AD, 2.60%, 06/16/2059	2,576,481	2,519,293
Pool 2018-35, 2.60%, 09/16/2059	4,852,488	4,722,017
Pool 2017-190, 2.60%, 03/16/2060	3,109,250	3,035,818
Pool 591746, 2.63%, 06/15/2048	782,049	775,904
Pool 2014-164 AN, 2.63%, 03/16/2055 (c)	2,083,365	2,048,798
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	236,534	231,267
Pool 2015-86 AC, 2.65%, 03/16/2050	3,751,358	3,707,345
Pool 2015-171 EA, 2.65%, 12/16/2052	87,763	86,544
Pool 2016-178, 2.65%, 08/16/2058	11,267,520	10,986,130
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	1,271,236	1,257,784
Pool 2018-25, 2.70%, 02/16/2058	9,830,887	9,609,828
Pool 2018-60, 2.70%, 12/16/2058	2,026,866	1,988,179
Pool 2017-159, 2.70%, 01/16/2059	1,466,667	1,447,727
Pool 2018-43, 2.70%, 10/16/2059	7,402,170	7,195,528
Pool AA1574, 2.73%, 07/15/2032	1,930,283	1,924,084
Pool AC3668, 2.73%, 04/15/2043	6,001,340	5,980,285
Pool 2018-132 AH, 2.75%, 06/16/2046	266,389	265,497
Pool 2019-47, 2.75%, 08/16/2049	1,338,147	1,336,637
Pool 2018-62, 2.75%, 05/16/2051	3,718,940	3,679,412

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 2015-108 A, 2.75%, 01/16/2056	$575,236	$577,011
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	2,906,310	2,881,205
Pool 2017-54, 2.75%, 09/16/2057	1,193,647	1,183,454
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	3,247,975	3,235,002
Pool 2014-89 AB, 2.80%, 05/16/2054	1,110,568	1,115,077
Pool 2014-186 AH, 2.80%, 08/16/2054	714,605	701,666
Pool 2015-140 AC, 2.80%, 11/16/2056	2,542,369	2,519,525
Pool 2015-150 AE, 2.80%, 01/16/2057	1,068,681	1,060,773
Pool 2018-56, 2.80%, 04/16/2058	5,656,044	5,580,318
Pool 2019-50, 2.80%, 06/16/2059	2,897,232	2,889,614
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	161,785	159,215
Pool 2018-82, 2.85%, 12/16/2051	2,956,105	2,886,186
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	486,842	481,455
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	1,762,198	1,737,878
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	4,876,483	4,864,902
Pool AV9479, 2.90%, 10/15/2051	8,277,497	8,295,978
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	504,388
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	2,169,451	2,174,681
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	1,036,564	1,039,575
Pool 2018-110, 2.90%, 09/16/2059	495,438	489,523
Pool 2017-40, 2.95%, 05/16/2050 (c)	918,208	901,177
Pool AD6658, 2.97%, 01/15/2036	1,325,611	1,332,408
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	1,925,517
Pool 2018-73, 3.00%, 04/16/2049	520,390	521,934
Pool 2018-96, 3.00%, 09/16/2049	1,107,709	1,106,057
Pool 2018-62, 3.00%, 05/16/2050	544,153	542,770
Pool 2018-98, 3.00%, 10/16/2050	517,270	516,475
Pool 2019-53, 3.00%, 06/16/2051	973,849	976,621
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,390,115
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	392,431
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	760,000	746,577
Pool 2018-88, 3.00%, 02/16/2058	2,319,185	2,307,209
Pool 2018-43, 3.00%, 12/16/2058	492,550	491,453
Pool 2019-63, 3.00%, 02/16/2060	1,076,079	1,080,821
Pool 2019-47, 3.00%, 05/16/2060	1,149,029	1,138,280
Pool 2019-66, 3.00%, 05/16/2060	100,000	100,549
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	494,487
Pool AS2544, 3.10%, 04/15/2042	804,678	816,285
Pool AK8205, 3.10%, 09/15/2055	9,282,731	9,416,138
Pool 2018-85, 3.10%, 07/16/2057 (c)	2,447,232	2,448,160
Pool 2019-39, 3.10%, 05/16/2059	499,478	504,804
Pool 2019-64, 3.10%, 01/16/2060	2,269,578	2,281,185
Pool 2019-19, 3.15%, 04/16/2050	174,337	175,242
Pool 2018-136 AE, 3.15%, 09/16/2058	6,909,419	6,911,794
Pool 2019-32, 3.15%, 12/16/2059	3,744,113	3,774,566
Pool 2018-99, 3.20%, 01/16/2052	543,431	552,109
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	993,074
Pool 2018-114, 3.20%, 08/16/2058	718,332	719,709
Pool AK7840, 3.25%, 03/15/2050	936,215	957,771
Pool GNR 2019-7, 3.25%, 01/16/2052	447,895	452,021
Pool GNR 2019-26, 3.25%, 01/16/2060	2,993,854	3,018,094
Pool GNR 2019-8, 3.25%, 01/16/2060	348,814	353,591
Pool 2019-37, 3.25%, 02/16/2060	5,490,644	5,544,036
Pool AI1113, 3.37%, 01/15/2050	373,333	384,114
Pool 2014-155 DC, 3.38%, 06/16/2047 (c)	900,000	911,649

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AT8470, 3.40%, 10/15/2051	$1,850,111	$1,915,386
Pool AN9543, 3.45%, 11/15/2050	1,673,622	1,733,765
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	3,983,028
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	2,784,495	2,855,484
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	512,606
Pool AD8950, 3.51%, 09/15/2048	2,073,866	2,133,511
Pool AM0526, 3.51%, 05/15/2050	1,088,335	1,129,025
Pool AH5339, 3.55%, 12/15/2050	1,279,807	1,333,097
Pool AC6851, 3.62%, 08/15/2048	914,471	944,722
Pool AC6853, 3.62%, 08/15/2048	914,471	944,722
Pool 661707, 3.75%, 12/15/2054	865,298	906,929
Pool AG7484, 3.83%, 03/15/2049	462,942	483,776
Pool AO6152, 3.94%, 01/15/2045	1,963,031	2,083,518
Pool AH7386, 4.00%, 11/15/2053	1,910,281	2,024,898
Pool 768250, 4.01%, 08/15/2052	2,398,357	2,471,806
Pool 749575, 4.25%, 11/15/2046	1,913,375	1,961,409
Pool 758139, 4.25%, 02/15/2053	184,730	191,599
Pool AH1338, 4.61%, 06/15/2055	482,447	515,254
Pool 712102, 5.15%, 11/15/2032	424,288	426,984
Pool 734980, 5.25%, 11/15/2051	194,128	199,001
Pool 699710, 5.43%, 07/15/2044	353,387	353,767
Pool 637911, 6.00%, 07/15/2035	346,954	347,110
Pool 636413, 6.25%, 04/15/2036	608,511	608,777
Pool 643896, 6.50% 06/15/2049	1,254,489	1,252,282
		486,438,340
GNMA Single Family - 2.12%
Pool AD1699, 3.00%, 02/15/2043	122,717	125,093
Pool AV5053, 3.00%, 10/20/2046	699,548	710,144
Pool AX5461, 3.00%, 12/20/2046	1,398,254	1,418,485
Pool AX5544, 3.00%, 01/20/2047	1,030,334	1,045,171
Pool 779354, 3.50%, 06/15/2042	18,087	18,626
Pool AX5545, 3.50%, 01/20/2047	1,755,741	1,804,929
Pool BC5351, 3.50%, 09/20/2047	1,697,607	1,744,536
Pool BD9036, 3.50%, 11/20/2047	4,010,759	4,121,630
Pool 737576, 4.00%, 11/15/2040	50,316	52,798
Pool 737712, 4.00%, 12/15/2040	215,108	223,621
Pool 757173, 4.00%, 12/20/2040	334,221	347,299
Pool 737837, 4.00%, 01/15/2041	620,004	650,313
Pool 759104, 4.00%, 01/15/2041	251,890	261,552
Pool 2759436, 4.00%, 01/20/2041	144,264	150,517
Pool 2759466, 4.00%, 01/20/2041	508,590	527,665
Pool 759191, 4.00%, 02/15/2041	395,508	412,457
Pool 2759301, 4.00%, 02/20/2041	462,380	481,467
Pool 2763042, 4.00%, 04/20/2041	96,639	100,421
Pool 738629, 4.00%, 08/15/2041	556,471	583,483
Pool 738630, 4.00%, 08/15/2041	372,113	389,918
Pool 770515, 4.00%, 08/15/2041	726,223	760,876
Pool 738735, 4.00%, 09/15/2041	242,844	254,640
Pool 738954, 4.00%, 11/15/2041	259,798	270,010
Pool 778766, 4.00%, 01/15/2042	616,578	646,019
Pool 778847, 4.00%, 02/15/2042	208,210	216,063
Pool AF3781, 4.00%, 09/15/2043	1,072,004	1,112,437
Pool AG8734, 4.00%, 12/15/2043	451,051	470,412
Pool BH0074, 4.00%, 06/20/2048	2,109,655	2,185,747
Pool BI3170, 4.00%, 07/20/2048	1,268,600	1,312,147

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool BJ6735, 4.00%, 10/20/2048	$1,461,632	$1,515,519
Pool 717198, 4.50%, 06/15/2039	306,338	325,087
Pool 714594, 4.50%, 07/15/2039	149,309	158,015
Pool 720208, 4.50%, 07/15/2039	278,653	294,983
Pool 726402, 4.50%, 10/15/2039	35,261	36,958
Pool 728954, 4.50%, 12/15/2039	402,761	427,428
Pool 729017, 4.50%, 01/15/2040	394,092	418,247
Pool 737051, 4.50%, 03/15/2040	281,221	295,285
Pool 737222, 4.50%, 05/15/2040	207,179	217,554
Pool 698160, 4.50%, 07/15/2040	146,477	153,524
Pool 748456, 4.50%, 08/15/2040	358,271	379,315
Pool 738152, 4.50%, 04/15/2041	568,507	604,622
Pool 738267, 4.50%, 05/15/2041	307,699	323,760
Pool 763543, 4.50%, 05/15/2041	91,016	95,485
Pool 738397, 4.50%, 06/15/2041	815,368	868,445
Pool 770396, 4.50%, 06/15/2041	266,847	279,826
Pool 2783417, 4.50%, 08/20/2041	3,779,172	4,022,572
Pool BH0075, 4.50%, 06/20/2048	2,085,525	2,176,472
Pool BK9581, 4.50%, 02/20/2049	1,564,248	1,643,876
Pool 688624, 5.00%, 05/15/2038	139,260	145,351
Pool 411105, 5.00%, 01/15/2039	101,331	105,768
Pool 439079, 5.00%, 02/15/2039	210,738	225,482
Pool 646728, 5.00%, 03/15/2039	81,518	85,087
Pool 646750, 5.00%, 04/15/2039	133,015	138,838
Pool 646777, 5.00%, 05/15/2039	38,690	40,384
Pool 720288, 5.00%, 08/15/2039	97,627	101,893
Pool 722944, 5.00%, 08/15/2039	96,010	100,205
Pool 723006, 5.00%, 10/15/2039	366,181	385,594
Pool 726403, 5.00%, 10/15/2039	194,021	208,456
Pool 737055, 5.00%, 03/15/2040	207,019	216,065
Pool 658393, 5.00%, 06/15/2040	419,388	444,973
Pool 2783418, 5.00%, 06/20/2040	2,639,789	2,725,718
Pool 684677, 5.50%, 03/15/2038	115,318	123,028
Pool 684802, 5.50%, 04/15/2038	104,707	111,681
Pool 2688636, 5.50%, 05/20/2038	348,943	368,784
Pool 690974, 5.50%, 06/15/2038	44,489	47,464
Pool 2691179, 5.50%, 06/20/2038	85,571	90,455
Pool 693574, 5.50%, 07/15/2038	72,327	77,163
Pool 2409120, 5.50%, 07/20/2038	202,579	214,514
Pool 2700671, 5.50%, 10/20/2038	197,930	209,276
Pool 411116, 5.50%, 01/15/2039	162,384	173,293
Pool 2684988, 6.00%, 03/20/2038	100,219	107,504
Pool 688626, 6.00%, 05/15/2038	116,006	125,870
Pool 2688637, 6.00%, 05/20/2038	92,825	99,560
Pool 2693900, 6.00%, 07/20/2038	148,917	159,758
Pool 696513, 6.00%, 08/15/2038	37,942	41,168
Pool 2696843, 6.00%, 08/20/2038	141,508	151,827
Pool 699255, 6.00%, 09/15/2038	276,643	301,666
Pool 2698997, 6.00%, 09/20/2038	114,750	123,116
Pool 705999, 6.00%, 01/15/2039	95,064	103,147
Pool 582048, 6.50%, 01/15/2032	22,511	24,639
Pool 2696844, 6.50%, 08/20/2038	175,510	194,908
Pool 2706408, 6.50%, 01/20/2039	43,193	43,584
Pool 530199, 7.00% 03/20/2031	47,112	47,707
		44,499,375

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
HUD - 0.35%
Pool 2011-A, 2.05%, 08/01/2019	$800,000	$799,373
Pool 2011-A, 3.30%, 08/01/2019	5,718,000	5,724,250
Pool 0614, 5.51%, 08/01/2020	250,000	251,345
Pool 0620, 5.77% 08/01/2026	658,000	661,817
		7,436,785
Small Business Administration - 2.38%
Pool Gentleden, 1.20%, 04/10/2023 (c)	125,598	125,883
Pool American, 1.25%, 08/30/2022 (c)	663,651	686,007
Pool Cleburne, 1.25%, 08/30/2022 (c)	462,167	477,665
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	70,875	71,108
Pool Adele’s Authentic Cajun, 1.25%, 12/28/2022 (c)	40,747	40,747
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	252,309	257,413
Pool 3046316007, 2.05%, 12/03/2032 (c)	205,935	203,708
Pool 507253, 2.66%, (Prime Rate by Country -2.750%), 05/25/2030	38,185	37,637
Pool 508901, 2.76%, (Prime Rate by Country -2.650%), 07/25/2020	3,743	3,730
Pool 508206, 2.76%, (Prime Rate by Country -2.650%), 09/25/2032	16,962	16,778
Pool 508298, 2.76%, (Prime Rate by Country -2.650%), 01/25/2033	214,469	212,159
Pool 508506, 2.78%, (Prime Rate by Country -2.625%), 06/25/2033	248,997	247,097
Pool Premie, 2.95%, 08/29/2038 (c)	672,517	747,493
Pool 508716, 2.97%, (Prime Rate by Country -2.430%), 06/25/2034	263,285	262,726
Pool 508890, 3.04%, (Prime Rate by Country -2.355%), 06/25/2020	27,483	27,373
Pool Animal, 3.19%, 06/04/2023 (c)	200,340	211,175
Pool 509409, 3.39%, (Prime Rate by Country -2.000%), 09/25/2023	619,745	619,484
Pool 509596, 3.39%, (Prime Rate by Country -2.000%), 11/25/2024	430,159	429,420
Pool 509460, 3.39%, (Prime Rate by Country -2.000%), 01/25/2039	1,249,496	1,239,661
Pool 509541, 3.39%, (Prime Rate by Country -2.000%), 08/25/2039	204,055	197,706
Pool 509575, 3.39%, (Prime Rate by Country -2.000%), 10/25/2039	1,221,027	1,189,477
Pool Econolodge, 3.43%, 09/11/2037 (c)	793,460	893,997
Pool 509347, 3.50%, (Prime Rate by Country -2.000%), 11/25/2022	155,065	153,823
Pool 509392, 3.50%, (Prime Rate by Country -2.000%), 07/25/2023	477,444	473,811
Pool 509670, 3.50%, (Prime Rate by Country -2.000%), 04/25/2025	471,086	470,941
Pool 509678, 3.50%, (Prime Rate by Country -2.000%), 05/25/2025	1,233,601	1,237,659
Pool 509748, 3.50%, (Prime Rate by Country -2.000%), 09/25/2025	2,114,633	2,116,551
Pool 509133, 3.50%, (Prime Rate by Country -2.000%), 09/25/2036	427,455	424,854
Pool 509348, 3.50%, (Prime Rate by Country -2.000%), 02/25/2038	481,321	472,676
Pool 509350, 3.50%, (Prime Rate by Country -2.000%), 03/25/2038	335,247	329,209

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 509391, 3.50%, (Prime Rate by Country -2.000%), 06/25/2038	$1,012,105	$1,007,637
Pool 509417, 3.50%, (Prime Rate by Country -2.000%), 10/25/2038	333,808	328,855
Pool 509491, 3.50%, (Prime Rate by Country -2.000%), 02/25/2039	2,046,542	2,012,768
Pool 509573, 3.50%, (Prime Rate by Country -2.000%), 09/25/2039	2,322,490	2,308,705
Pool 509661, 3.50%, (Prime Rate by Country -2.000%), 03/25/2040	2,137,015	2,121,728
Pool 509688, 3.50%, (Prime Rate by Country -2.000%), 08/25/2040	3,005,964	2,991,841
Pool 509735, 3.50%, (Prime Rate by Country -2.000%), 09/25/2040	2,667,438	2,633,850
Pool 509760, 3.50%, (Prime Rate by Country -2.000%), 11/25/2040	1,621,585	1,603,396
Pool 509977, 3.90%, (Prime Rate by Country -1.600%), 03/25/2042	286,493	293,582
Pool Schatz, 4.15%, 10/04/2023 (c)	18,127	19,766
Pool 510004, 4.25%, (Prime Rate by Country -1.250%), 05/25/2042	624,374	647,542
Pool 509793, 4.36%, (Prime Rate by Country -1.144%), 01/25/2041	1,605,600	1,659,689
Pool Knights Inn, 4.61%, 08/27/2035	631,881	717,371
Pool Valeri, 4.68%, 11/15/2023 (c)	40,947	44,964
Pool 510051, 4.75%, (Prime Rate by Country -0.750%), 07/25/2042	408,120	434,336
Pool 509010, 4.83%, (Prime Rate by Country -0.675%), 01/25/2036	66,876	68,630
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	38,204	39,735
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	40,830	42,569
Pool 510047, 5.33%, (Prime Rate by Country -0.171%), 09/25/2042	853,140	926,080
Pool 522124, 5.35%, (Prime Rate by Country -0.149%), 02/25/2040	559,994	591,226
Pool 509900, 5.40%, (Prime Rate by Country -0.098%), 03/25/2042	3,477,313	3,760,090
Pool 522305, 5.70%, (Prime Rate by Country+0.208%), 11/25/2028	393,782	418,434
Pool 522053, 5.88%, (Prime Rate by Country+0.574%), 05/25/2026	157,694	165,443
Pool 521984, 5.88%, (Prime Rate by Country+0.577%), 10/25/2038	185,111	199,633
Pool 509967, 5.90%, (Prime Rate by Country+0.402%), 03/25/2032	256,615	277,186
Pool 509647, 5.91%, (Prime Rate by Country+0.605%), 12/25/2026	212,402	223,387
Pool 521967, 5.98%, (Prime Rate by Country+0.680%), 06/25/2038	1,001,462	1,073,410
Pool 3829225004, 6.08%, 11/05/2020 (a) (b)	90,956	93,203
Pool 522440, 6.10%, (Prime Rate by Country+0.594%), 07/25/2029	583,327	631,773
Pool 522194, 6.13%, (Prime Rate by Country+0.633%), 09/25/2040	192,368	211,448
Pool 522029, 6.20%, (Prime Rate by Country+0.910%), 02/25/2039	34,874	37,818
Pool 521884, 6.23%, (Prime Rate by Country+0.734%), 08/25/2037	211,960	226,438

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 522020, 6.24%, (Prime Rate by Country+0.948%), 02/25/2026	$164,659	173,162
Pool 521970, 6.25%, (Prime Rate by Country+0.959%), 07/25/2038	534,525	585,073
Pool 521919, 6.28%, (Prime Rate by Country+0.780%), 12/25/2037	124,670	134,524
Pool 522423, 6.29%, (Prime Rate by Country+0.788%), 12/25/2028	632,427	686,464
Pool 522371, 6.30%, (Prime Rate by Country+0.801%),10/25/2029	182,351	198,841
Pool 522125, 6.33%, (Prime Rate by Country+0.834%), 10/25/2026	171,154	181,984
Pool 510056, 6.33%, (Prime Rate by Country+0.829%), 08/25/2042	239,513	270,281
Pool 522158, 6.38%, (Prime Rate by Country+0.888%), 01/25/2027	763,130	813,650
Pool 522328, 6.40%, (Prime Rate by Country+0.921%), 05/25/2029	70,346	76,625
Pool 522268, 6.41%, (Prime Rate by Country+0.909%), 01/25/2029	1,536,564	1,660,867
Pool 521860, 6.41%, (Prime Rate by Country+0.914%), 03/25/2037	259,169	276,099
Pool 522387, 6.46%, (Prime Rate by Country+0.960%), 01/25/2030	312,873	343,934
Pool 522317, 6.49%, (Prime Rate by Country+0.989%), 03/25/2029	754,525	822,092
Pool 522156, 6.51%, (Prime Rate by Country+1.007%), 05/25/2040	517,773	566,222
Pool 522282, 6.64%, (Prime Rate by Country+1.135%), 09/25/2028	265,238	288,352
Pool 522327, 6.69%, (Prime Rate by Country+1.186%), 05/25/2029	1,015,209	1,107,903
Pool 522150, 6.72%, (Prime Rate by Country+1.215%), 02/25/2026	58,129	62,241
		49,938,815
Small Business Administration Participation Certificates - 0.04%
Pool 2012-10C, 1.24%, 05/01/2022	95,047	94,194
Pool 2016-20L, 2.81%, 12/01/2036	422,499	429,816
Pool 2009-10D, 3.19%, 07/01/2019	11,589	11,593
Pool 2010-20E, 4.11%, 05/01/2030	154,503	164,261
Pool 2008-20C, 5.49%, 03/01/2028	10,176	10,979
Pool 2008-20E, 5.49% 05/01/2028	31,948	34,533
		745,376
Small Business Investment Company - 0.02%
Pool 2013-10A, 2.35% 03/10/2023	471,125	475,737

USDA Loan - 0.79%
Pool Highland, 5.28%, 07/14/2024 (a) (b)	592,223	620,611
Pool Ryze, 7.50% 06/25/2038	13,988,205	15,970,333
		16,590,944
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,529,902,292)		1,529,945,035

MUNICIPAL BONDS - 16.11%
Arkansas - 0.03%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	120,000	120,004

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Little Rock Arkansas Industrial Development Authority
3.40%, 11/01/2020	$450,000	$454,036
		574,040
California - 1.59%
Alameda County
4.00%, 08/01/2023	2,545,000	2,721,598
California State Housing Finance Agency
2.30%, 08/01/2020	805,000	804,420
2.79%, 08/01/2036	4,320,000	4,290,408
Los Angeles
2.50%, 09/01/2022	3,945,000	3,990,920
Los Angeles California
3.69%, 09/01/2029	555,000	599,866
Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	998,310
2.13%, 09/01/2020	400,000	399,216
2.50%, 09/01/2021	415,000	417,751
2.75%, 09/01/2022	500,000	507,825
3.50%, 09/01/2027	250,000	261,623
3.75%, 09/01/2031	605,000	626,447
Oakland
2.00%, 01/15/2021	615,000	613,032
3.00%, 01/15/2025	2,960,000	3,047,794
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	765,350
San Francisco City & County
2.53%, 06/15/2020	185,000	185,483
2.55%, 06/15/2021	380,000	383,595
2.62%, 06/15/2022	200,000	203,018
San Francisco City & County Affordable Housing
3.50%, 06/15/2023	1,470,000	1,530,108
San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	174,790
San Francisco City & County Redevelopment Agency
2.19%, 08/01/2019	1,260,000	1,259,219
2.38%, 08/01/2022	2,500,000	2,511,275
2.53%, 08/01/2020	1,480,000	1,481,717
3.13%, 08/01/2024	1,850,000	1,911,901
3.63%, 08/01/2026	575,000	613,461
San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	996,060
2.15%, 11/01/2021	500,000	499,970
2.40%, 11/01/2022	500,000	503,475
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	1,030,960
		33,329,592
Colorado - 0.24%
Colorado State Educational & Cultural Facilities Authority
2.12%, 02/01/2020	740,000	738,476
2.38%, 02/01/2021	100,000	100,262
Colorado State Housing & Finance Authority
2.65%, 11/01/2019	300,000	300,300

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
3.00%, 08/01/2047	$542,407	$547,522
3.15%, 11/01/2022	360,000	370,245
3.40%, 11/01/2045	709,583	717,339
3.85%, 07/01/2057	2,200,102	2,322,824
		5,096,968
Delaware - 0.64%
Delaware State Housing Authority
2.65%, 11/01/2041	4,565,000	4,574,449
3.48%, 07/01/2048	8,691,941	8,894,898
		13,469,347
District of Columbia - 0.21%
District of Columbia Housing Finance Agency
3.24%, 03/01/2049	3,030,855	3,063,043
3.88%, 06/15/2045	1,209,099	1,251,309
		4,314,352
Florida - 0.46%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	2,571,811	2,534,983
2.80%, 07/01/2041	653,684	648,076
2.80%, 07/01/2041	269,817	267,502
3.13%, 07/01/2037	5,346,989	5,394,363
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	870,247	860,823
		9,705,747
Georgia - 0.02%
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	390,000	395,983

Hawaii - 0.02%
Honolulu City & County
2.97%, 09/01/2022	300,000	308,085

Illinois - 0.81%
Illinois State Housing Development Authority
1.50%, 08/01/2034 (d) (e)	200,000	200,000
2.42%, 07/01/2020	235,000	233,994
2.62%, 07/01/2021	685,000	684,760
2.63%, 03/01/2048	2,195,241	2,198,073
2.70%, 01/01/2020	370,000	369,389
2.77%, 01/01/2022	1,090,000	1,096,486
2.80%, 07/01/2020	380,000	379,947
2.81%, 02/01/2021	300,000	300,903
2.91%, 07/01/2022	1,265,000	1,276,537
3.05%, 07/01/2021	340,000	342,839
3.06%, 01/01/2023	775,000	787,826
3.16%, 07/01/2023	885,000	901,381
3.20%, 12/01/2043	1,015,148	1,024,659
3.26%, 01/01/2024	910,000	934,670
3.27%, 07/01/2022	335,000	341,579
3.37%, 01/01/2023	170,000	174,592
3.37%, 07/01/2024	950,000	978,947
3.52%, 01/01/2025	770,000	800,407
3.62%, 01/01/2025	195,000	202,925
3.62%, 07/01/2025	170,000	176,309
4.00%, 02/01/2034	2,750,000	2,813,195

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
4.18%, 08/01/2029	$840,000	$876,238
		17,095,656
Iowa - 0.14%
Des Moines Area Community College
2.05%, 06/01/2024	575,000	564,432
2.05%, 06/01/2024	845,000	829,469
2.25%, 06/01/2025	690,000	678,988
2.25%, 06/01/2025	235,000	231,249
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,066
Iowa State Finance Authority
2.30%, 09/01/2040	455,558	450,342
		2,999,546
Kentucky - 0.64%
Kentucky State Housing Corp.
2.39%, 01/01/2020	340,000	339,548
2.54%, 07/01/2020	230,000	230,177
2.55%, 07/01/2020	1,435,000	1,436,334
2.88%, 01/01/2022	300,000	303,975
2.93%, 07/01/2022	335,000	340,548
3.38%, 01/01/2025	165,000	170,656
3.50%, 07/01/2031	750,000	779,250
3.50%, 01/01/2040	2,335,000	2,370,025
3.86%, 01/01/2034	130,000	135,531
4.00%, 07/01/2037	3,070,000	3,167,964
4.25%, 07/01/2033	1,100,000	1,125,003
4.27%, 01/01/2028	3,000,000	3,092,490
		13,491,501
Louisiana - 0.13%
Louisiana State Housing Corp.
2.10%, 12/01/2038	2,762,824	2,692,013

Maryland - 0.39%
Maryland State Community Development Administration
2.86%, 09/01/2040	425,000	423,844
3.35%, 03/01/2023	705,000	730,972
3.50%, 09/01/2047	3,160,000	3,196,846
3.95%, 11/01/2058	1,253,724	1,295,022
4.00%, 09/01/2025	1,880,000	1,901,770
4.42%, 09/01/2037	465,000	496,694
Montgomery County
4.60%, 05/01/2026	200,000	209,334
		8,254,482
Massachusetts - 1.04%
Massachusetts State Housing Finance Agency
1.80%, 12/01/2019	200,000	199,242
2.06%, 12/01/2020	105,000	104,627
2.25%, 12/01/2021	250,000	250,678
2.30%, 06/01/2020	45,000	44,930
2.45%, 12/01/2022	250,000	250,768
2.55%, 06/01/2023	355,000	357,045
2.65%, 12/01/2023	250,000	251,878
2.80%, 06/01/2024	275,000	278,636
2.85%, 12/01/2020	410,000	414,293

The accompanying notes are an integral part of the financial statements.

28	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.90%, 12/01/2024	$250,000	$254,275
2.95%, 06/01/2021	220,000	223,271
2.95%, 06/01/2025	250,000	253,940
3.00%, 12/01/2025	250,000	254,378
3.05%, 06/01/2020	30,000	30,222
3.05%, 12/01/2021	420,000	429,248
3.10%, 12/01/2020	250,000	253,530
3.15%, 06/01/2027	250,000	253,545
3.20%, 06/01/2021	125,000	127,465
3.20%, 06/01/2022	300,000	307,707
3.22%, 12/01/2021	215,000	220,353
3.25%, 12/01/2022	240,000	247,135
3.30%, 06/01/2022	180,000	185,141
3.30%, 06/01/2023	225,000	232,684
3.35%, 12/01/2022	95,000	98,141
3.35%, 12/01/2023	430,000	445,970
3.40%, 06/01/2023	180,000	186,829
3.45%, 12/01/2023	190,000	197,860
3.45%, 06/01/2029	300,000	308,640
3.45%, 12/01/2050 (d)	1,150,000	1,170,067
3.53%, 12/01/2029	660,000	679,140
3.80%, 06/01/2035	775,000	800,094
3.85%, 12/01/2028	95,000	98,417
4.50%, 04/15/2054	3,844,650	4,042,534
4.55%, 12/01/2035	500,000	528,300
4.71%, 12/01/2037	700,000	717,297
4.75%, 12/01/2045	3,490,000	3,667,536
5.00%, 12/01/2055	3,165,000	3,350,058
6.87%, 12/01/2030	165,000	169,127
		21,885,001
Michigan - 0.38%
Michigan State Housing Development Authority
2.00%, 10/01/2020	400,000	397,280
2.67%, 04/01/2020	275,000	274,997
2.77%, 10/01/2020	255,000	255,798
3.03%, 04/01/2021	435,000	439,515
3.13%, 10/01/2021	445,000	452,174
3.28%, 04/01/2022	450,000	461,588
3.38%, 10/01/2022	385,000	397,351
3.53%, 04/01/2023	465,000	484,144
3.63%, 10/01/2023	450,000	471,465
3.74%, 10/01/2033	2,595,000	2,636,883
4.33%, 10/01/2029	1,640,000	1,738,203
		8,009,398
Minnesota - 0.10%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	442,832	432,581
2.85%, 01/01/2022	265,000	269,571
2.90%, 07/01/2022	250,000	255,330
2.94%, 01/01/2023	300,000	307,098
2.99%, 07/01/2023	160,000	164,261
3.04%, 01/01/2024	500,000	514,620
3.80%, 07/01/2031	90,000	93,531
5.76%, 01/01/2037	20,000	20,085
		2,057,077

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Mississippi - 0.07%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	$145,000	$144,787
Mississippi State Home Corp.
3.05%, 12/01/2034	1,354,785	1,371,841
		1,516,628
Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2040	290,000	291,270
2.65%, 11/01/2041	175,000	176,642
		467,912
New Hampshire - 0.08%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	785,000	786,248
3.75%, 07/01/2034	410,000	416,142
4.00%, 07/01/2035	425,000	432,692
		1,635,082
New Jersey - 1.85%
New Jersey State Housing & Mortgage Finance Agency
1.81%, 11/01/2019	330,000	329,188
2.17%, 11/01/2020	385,000	384,449
2.35%, 11/01/2019	2,050,000	2,049,385
2.49%, 11/01/2021	430,000	432,881
2.65%, 11/01/2020	1,010,000	1,015,181
2.74%, 11/01/2022	300,000	304,428
2.78%, 05/01/2021	1,000,000	1,010,720
2.85%, 11/01/2019	355,000	355,614
2.88%, 11/01/2021	615,000	624,760
2.93%, 11/01/2023	365,000	372,705
2.95%, 05/01/2020	365,000	367,011
2.99%, 11/01/2019	100,000	100,230
3.03%, 05/01/2022	1,000,000	1,021,990
3.05%, 05/01/2020	390,000	392,500
3.05%, 11/01/2020	260,000	262,774
3.15%, 05/01/2021	425,000	432,455
3.20%, 11/01/2021	415,000	424,657
3.23%, 11/01/2024	360,000	372,427
3.25%, 05/01/2022	200,000	205,614
3.27%, 11/01/2020	100,000	101,364
3.35%, 11/01/2020	395,000	400,846
3.35%, 05/01/2023	980,000	1,016,172
3.37%, 11/01/2025	385,000	400,954
3.42%, 05/01/2023	2,850,000	2,962,803
3.45%, 05/01/2021	405,000	414,360
3.45%, 05/01/2024	1,035,000	1,080,488
3.50%, 11/01/2024	535,000	560,787
3.55%, 11/01/2021	425,000	438,358
3.55%, 05/01/2025	1,100,000	1,156,298
3.57%, 11/01/2021	70,000	72,226
3.57%, 11/01/2026	435,000	456,345
3.60%, 11/01/2025	570,000	601,373
3.62%, 11/01/2027	695,000	727,290
3.65%, 05/01/2022	430,000	446,886

The accompanying notes are an integral part of the financial statements.

30	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
3.72%, 11/01/2022	$125,000	$129,160
3.72%, 11/01/2028	285,000	299,367
3.80%, 11/01/2022	450,000	472,194
3.90%, 05/01/2023	460,000	486,372
4.00%, 11/01/2023	475,000	506,227
4.10%, 05/01/2024	485,000	517,238
4.20%, 11/01/2024	505,000	539,532
4.22%, 11/01/2032	1,355,000	1,437,289
4.57%, 11/01/2027	900,000	934,992
4.63%, 11/01/2036	335,000	357,385
4.70%, 11/01/2037	500,000	534,465
4.87%, 11/01/2047	1,300,000	1,373,138
4.88%, 11/01/2029	2,500,000	2,707,325
4.89%, 11/01/2032	1,435,000	1,497,710
4.97%, 11/01/2051	345,000	365,162
5.00%, 11/01/2046	425,000	451,133
5.09%, 11/01/2043	4,785,000	4,921,755
		38,825,963
New Mexico - 0.29%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	570,341	562,140
2.60%, 09/01/2040	3,925,000	3,913,382
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,605,000	1,647,179
		6,122,701
New York - 4.49%
New York City Housing Development Corp.
1.46%, 11/01/2019	1,000,000	996,050
1.63%, 05/01/2020	2,250,000	2,233,305
1.73%, 11/01/2020	1,230,000	1,218,746
1.83%, 05/01/2021	1,830,000	1,812,176
1.93%, 11/01/2021	615,000	608,961
1.94%, 11/01/2019	290,000	289,408
1.98%, 08/01/2019	350,000	349,769
2.04%, 05/01/2022	500,000	495,205
2.11%, 02/01/2020	270,000	269,352
2.14%, 11/01/2022	100,000	99,143
2.20%, 05/01/2020	345,000	344,189
2.21%, 08/01/2020	100,000	99,745
2.37%, 05/01/2024	500,000	495,490
2.46%, 05/01/2021	500,000	500,965
2.47%, 02/01/2022	320,000	320,883
2.47%, 11/01/2024	135,000	134,093
2.56%, 11/01/2021	500,000	502,415
2.57%, 08/01/2022	370,000	371,942
2.59%, 11/01/2019	820,000	820,476
2.60%, 02/01/2023	300,000	301,806
2.62%, 05/01/2026	500,000	496,135
2.64%, 11/01/2021	750,000	754,980
2.70%, 08/01/2023	280,000	282,397
2.71%, 11/01/2021	5,435,000	5,466,740
2.71%, 05/01/2022	250,000	252,252
2.74%, 11/01/2020	1,025,000	1,029,848
2.74%, 05/01/2022	710,000	716,951

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
2.77%, 11/01/2021	$1,295,000	$1,306,305
2.77%, 11/01/2026	1,000,000	998,940
2.81%, 11/01/2022	300,000	303,930
2.82%, 05/01/2027	1,000,000	998,350
2.84%, 11/01/2022	1,000,000	1,014,010
2.85%, 02/01/2024	150,000	152,076
2.88%, 11/01/2021	180,000	182,209
2.89%, 05/01/2023	450,000	457,236
2.95%, 05/01/2022	1,610,000	1,635,293
2.95%, 08/01/2024	150,000	152,676
2.98%, 05/01/2023	1,245,000	1,269,078
2.99%, 11/01/2023	270,000	275,373
3.02%, 05/01/2022	255,000	259,514
3.02%, 11/01/2022	3,000,000	3,059,880
3.03%, 11/01/2023	500,000	510,740
3.03%, 02/01/2025	350,000	357,633
3.05%, 05/01/2021	1,635,000	1,656,042
3.05%, 11/01/2022	705,000	719,735
3.08%, 08/01/2025	250,000	255,890
3.10%, 10/01/2046	8,217,226	8,294,222
3.11%, 05/01/2023	1,525,000	1,561,951
3.12%, 05/01/2023	4,000,000	4,098,560
3.13%, 02/01/2026	475,000	486,072
3.16%, 11/01/2023	1,550,000	1,591,788
3.18%, 05/01/2024	1,070,000	1,100,131
3.18%, 08/01/2026	325,000	332,524
3.19%, 05/01/2024	535,000	550,360
3.23%, 11/01/2024	725,000	745,663
3.23%, 02/01/2027	400,000	409,216
3.26%, 11/01/2022	1,500,000	1,541,745
3.28%, 05/01/2025	1,060,000	1,090,507
3.28%, 08/01/2027	425,000	434,788
3.29%, 11/01/2024	1,065,000	1,101,806
3.31%, 11/01/2024	1,610,000	1,656,545
3.33%, 11/01/2025	750,000	771,773
3.33%, 02/01/2028	300,000	306,747
3.36%, 05/01/2023	2,150,000	2,222,261
3.36%, 05/01/2025	535,000	556,063
3.38%, 08/01/2028	525,000	537,154
3.43%, 02/01/2020	1,830,000	1,841,254
3.43%, 02/01/2029	400,000	409,084
3.45%, 11/01/2022	570,000	589,386
3.46%, 11/01/2025	755,000	789,624
3.47%, 11/01/2023	995,000	1,034,511
3.48%, 08/01/2029	735,000	753,066
3.51%, 05/01/2026	1,025,000	1,072,868
3.56%, 11/01/2026	505,000	528,796
3.58%, 08/01/2020	1,215,000	1,230,783
3.61%, 11/01/2027	240,000	244,080
3.61%, 11/01/2027	1,110,000	1,158,130
3.70%, 11/01/2025	325,000	332,611
3.71%, 11/01/2028	395,000	412,171
3.75%, 11/01/2024	3,050,000	3,225,863
3.81%, 11/01/2029	700,000	731,486
3.89%, 11/01/2029	995,000	1,027,935

The accompanying notes are an integral part of the financial statements.

32	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
3.90%, 11/01/2026	$3,295,000	$3,540,477
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	951,306
New York State Housing Finance Agency
4.90%, 08/15/2025 (e)	175,000	175,396
5.05%, 08/15/2039 (e)	1,220,000	1,221,708
New York State Mortgage Agency
3.07%, 04/01/2023	490,000	501,838
3.40%, 10/01/2022	1,815,000	1,860,048
3.50%, 04/01/2022	100,000	102,825
3.87%, 10/01/2025	4,355,000	4,513,566
		94,467,020
North Carolina - 0.20%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	3,170,000	3,148,698
3.41%, 07/01/2022	280,000	287,490
4.01%, 01/01/2026	745,000	767,730
		4,203,918
Ohio - 0.29%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	5,393,193	5,435,692
3.25%, 03/01/2046	540,734	551,100
		5,986,792
Oregon - 0.04%
Oregon State
2.87%, 05/01/2021	320,000	324,326
3.09%, 05/01/2023	370,000	382,018
3.89%, 05/01/2037	205,000	215,451
		921,795
Pennsylvania - 0.11%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	505,960
4.01%, 06/01/2033	900,000	997,839
5.41%, 06/01/2022	500,000	538,445
6.39%, 06/01/2024	225,000	254,576
		2,296,820
Rhode Island - 0.26%
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	214,422
2.45%, 10/01/2021	125,000	124,945
2.60%, 04/01/2022	335,000	336,822
2.70%, 10/01/2022	245,000	247,038
2.93%, 10/01/2023	110,000	111,516
3.03%, 04/01/2024	200,000	203,568
3.13%, 10/01/2024	245,000	250,432
3.17%, 04/01/2025	385,000	394,941
3.27%, 10/01/2025	490,000	505,322
3.39%, 04/01/2026	505,000	523,756
3.44%, 10/01/2026	510,000	529,829
3.49%, 04/01/2027	520,000	541,564
3.77%, 10/01/2027	1,000,000	1,027,000
4.07%, 10/01/2032	500,000	521,310
		5,532,465

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
South Carolina - 0.07%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	$1,475,000	$1,490,310

South Dakota - 0.06%
South Dakota State Housing Development Authority
3.50%, 11/01/2041	990,000	1,002,098
3.80%, 05/01/2031	210,000	211,233
		1,213,331
Tennessee - 0.03%
Tennessee State Housing Development Agency
3.50%, 07/01/2031	525,000	530,717

Texas - 0.45%
Austin Electric Utility System Revenue Authority
2.94%, 11/15/2028	860,000	885,568
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	522,016
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	3,240,000	3,235,205
Texas State Department of Housing & Community Affairs
2.54%, 09/01/2036 (d)	2,500,000	2,500,000
3.10%, 09/01/2047	466,296	472,111
3.18%, 03/01/2039	10,000	10,261
Texas State Woman’s University
1.73%, 07/01/2019	280,000	279,734
2.36%, 07/01/2021	290,000	288,924
University of North Texas
3.86%, 04/15/2032	1,250,000	1,323,150
		9,516,969
Utah - 0.15%
Utah State Housing Corp.
2.20%, 07/01/2041	1,435,000	1,412,571
2.69%, 01/01/2048	1,748,000	1,748,769
		3,161,340
Virginia - 0.59%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	532,815
Virginia State Housing Development Authority
3.10%, 06/25/2041	6,142,441	6,230,401
3.25%, 08/25/2042	161,651	164,716
3.40%, 12/01/2026	500,000	519,970
3.57%, 10/01/2026	2,000,000	2,055,140
4.25%, 10/25/2043	496,584	520,514
5.50%, 06/25/2034	1,249,496	1,255,156
5.50%, 03/25/2036	1,120,110	1,125,800
		12,404,512
Washington - 0.17%
King County Housing Authority
6.38%, 12/31/2046	3,565,000	3,604,072

The accompanying notes are an integral part of the financial statements.

34	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
West Virginia - 0.05%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	$250,000	$248,900
2.05%, 11/01/2020	325,000	322,962
2.30%, 11/01/2021	500,000	497,760
		1,069,622
TOTAL MUNICIPAL BONDS (Cost $332,978,631)		338,646,757

ASSET-BACKED SECURITIES - 4.58%
FREED Trust
3.42%, 06/18/2026 (f)	4,300,000	4,304,889
3.61%, 07/18/2024 (f)	6,461,748	6,486,077
3.99%, 10/20/2025 (f)	6,230,556	6,281,782
Invitation Homes Trust
3.37%, VAR LIBOR USD 1 Month+0.900%, 06/17/2037 (f)	3,268,163	3,255,304
Lendify Securitization Trust
4.25%, 04/01/2020 (a) (b)	2,500,000	2,500,000
Mill City Solar Loan
4.34%, 03/20/2043 (f)	3,900,665	3,999,462
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (f)	1,069,495	1,079,208
4.01%, 06/22/2043 (f)	2,761,390	2,828,161
4.20%, 02/22/2044 (f)	5,822,619	5,994,141
Oportun Funding IX
3.91%, 07/08/2024 (f)	10,150,000	10,295,963
Oportun Funding VI
3.23%, 06/08/2023 (f)	8,000,000	7,985,660
Oportun Funding VII
3.22%, 10/10/2023 (f)	7,400,000	7,385,928
Oportun Funding VIII
3.61%, 03/08/2024 (f)	19,040,000	19,185,591
Oportun Funding X
4.10%, 10/08/2024 (f)	6,500,000	6,637,173
TES
4.12%, 02/20/2048 (f)	1,624,359	1,634,346
4.33%, 10/20/2047 (f)	4,104,815	4,233,571
Tesla Auto Lease Trust
2.32%, 12/20/2019 (f)	84,019	83,948
3.71%, 08/20/2021 (f)	2,182,480	2,212,165
TOTAL ASSET-BACKED SECURITIES (Cost $95,368,045)		96,383,369

CORPORATE BONDS - 2.72%
Apple
3.00%, 06/20/2027	5,497,000	5,516,306
Bank of America
3.34%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	9,500,000	9,675,936
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	15,764,000	15,993,316
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,390,986
Century Housing Corp.
3.82%, 11/01/2020	8,995,000	9,034,110

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Enterprise Community Loan Fund
3.69%, 11/01/2023	$1,950,000	$1,998,373
ERP Operating
4.15%, 12/01/2028	1,000,000	1,093,845
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,786,353
Reinvestment Fund
3.29%, 02/15/2021	105,000	105,848
3.38%, 02/15/2022	425,000	431,380
3.48%, 02/15/2023	2,450,000	2,492,937
3.70%, 02/15/2025	150,000	152,939
Salvation Army
2.79%, 09/01/2019	1,465,000	1,465,304
5.64%, 09/01/2026	4,400,000	5,015,970
TOTAL CORPORATE BONDS (Cost $55,790,850)		57,153,603

SHORT-TERM INVESTMENT - 4.30%
Money Market Fund - 4.30%
First American Government Obligations Fund, Class X, 2.31%, (g)	90,439,638	90,439,638
TOTAL SHORT-TERM INVESTMENT (Cost $90,439,638)		90,439,638

Total Investments (Cost $2,104,479,456) - 100.50%		$2,112,568,402
Liabilities in Excess of Other Assets, Net - (0.50)%		(10,579,794)
NET ASSETS - 100.00%		$2,101,988,608

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2019 is $16,728,017, which represents 0.80% of total net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2019, these securities amounted to $93,883,369, which represents 4.47% of total net assets.

(g)	The rate shown is the 7-day effective yield as of May 31, 2019.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TBA — To Be Announced

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

36	The Community Reinvestment Act Qualified Investment Fund

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2019.

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,515,717,018	$14,228,017		$1,529,945,035
Municipal Bonds	—	338,646,757	—		338,646,757
Asset-Backed Securities	—	93,883,369	2,500,000		96,383,369
Corporate Bonds	—	57,153,603	—		57,153,603
Short-Term Investment	90,439,638	—	—		90,439,638
Total Investments in Securities	$90,439,638	$2,005,400,747	$16,728,017	*	$2,112,568,402

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2018	$13,274,204
Accrued discounts/premiums	(3,343)
Realized gain/(loss)	(11,697)
Change in appreciation/(depreciation)	297,475
Purchases	1,036,085
Sales	(356,231)
Amortization sold	(8,476)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2019	$14,228,017
Change in unrealized gains included in earnings related to securities still held at reporting date	$297,475

The accompanying notes are an integral part of the financial statements.

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2018	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	2,500,000
Sales	—
Amortization sold	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2019	$2,500,000
Change in unrealized losses included in earnings related to securities still held at reporting date	$—

For the year ended May 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

The accompanying notes are an integral part of the financial statements.

38	The Community Reinvestment Act Qualified Investment Fund

Statement of Assets and Liabilities as of May 31, 2019

Assets:
Investments, at fair value (identified cost — $2,104,479,456)	$2,112,568,402
Receivables:
Interest	7,512,417
Capital shares sold	1,036,627
Prepaid expenses	106,770
Total Assets	$2,121,224,216
Liabilities:
Payables:
Investment securities purchased	$14,544,525
Distributions to Shareholders	2,245,188
Capital shares redeemed	942,621
Investment advisory fees	529,010
Distribution fees	287,725
Shareholder servicing fees	226,079
Administration fees	96,862
Trustees’ fees	17,989
Chief Compliance Officer fees	2,859
Due to Custodian	83,547
Other accrued expenses	259,203
Total Liabilities	$19,235,608
Net Assets:	$2,101,988,608
Net Assets consist of:
Paid-in capital	$2,151,094,392
Total distributable loss	(49,105,784)
Net Assets	$2,101,988,608
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 125,010,756 shares outstanding)	$1,317,638,978
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 69,897,796 shares outstanding)	$735,777,528
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 4,615,250 shares outstanding)	$48,572,102
Net Asset Value, offering and redemption price per share — CRA Shares	$10.54
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.53
Net Asset Value, offering and redemption price per share — Retail Shares	$10.52

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the fiscal year ended May 31, 2019

Investment Income:
Interest	$60,584,179
Dividends	1,361,773
Total investment income	61,945,952
Expenses:
Investment advisory fees	5,948,091
Distribution fees — CRA Shares	3,333,797
Distribution fees — Retail Shares	133,488
Special administrative services fees — CRA Shares	2,667,067
Shareholder servicing fees — Retail Shares	53,395
Accounting and administration fees	1,103,064
Professional fees	680,135
Trustees’ fees	445,385
Transfer agent fees	233,988
Custodian fees	231,154
Insurance expense	216,132
Chief Compliance Officer fees	180,761
Registration and filing expenses	111,980
Printing fees	77,829
Other	180,109
Net expenses	15,596,375
Net investment income	46,349,577
Realized and unrealized gain on investments:
Net realized loss on investments	(9,917,857)
Net change in unrealized appreciation/(depreciation) on investments	54,784,261
Net realized and unrealized gain on investments	44,866,404
Net increase in net assets resulting from operations:	$91,215,981

The accompanying notes are an integral part of the financial statements.

40	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018
Operations:
Net investment income	$46,349,577	$42,641,656
Net realized loss on investments	(9,917,857)	(8,512,006)
Net change in unrealized appreciation/(depreciation) on investments	54,784,261	(50,439,395)
Net increase (decrease) in net assets resulting from operations	91,215,981	(16,309,745)
Distributions to shareholders:(1)
CRA Shares	(31,558,826)	(34,067,302)
Institutional Shares	(17,123,983)	(11,875,673)
Retail Shares	(1,309,193)	(1,346,126)
Total distributions	(49,992,002)	(47,289,101)
Capital share transactions:
CRA Shares
Shares issued	27,411,625	114,245,101 (3)
Shares reinvested	8,406,159	10,512,351
Shares redeemed	(149,952,724)	(252,425,712)
	(114,134,940)	(127,668,260)
Institutional Shares
Shares issued	334,818,405	241,322,375 (3)
Shares reinvested	12,967,003	8,846,672
Shares redeemed	(141,656,725)	(93,490,706)
	206,128,683	156,678,341
Retail Shares
Shares issued	9,342,830	13,626,419
Shares reinvested	1,279,686	1,320,567
Shares redeemed	(20,427,154)	(23,026,082)
	(9,804,638)	(8,079,096)
Increase in net assets from capital share transactions	82,189,105	20,930,985
Increase (decrease) in net assets	123,413,084	(42,667,861)
Net Assets:
Beginning of year	1,978,575,524	2,021,243,385
End of year	$2,101,988,608	$1,978,575,524 (2)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (Concluded)

	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018

Share Transactions:
CRA Shares Shares issued	2,665,237	10,848,300 (3)
Shares reinvested	815,407	1,000,887
Shares redeemed	(14,620,429)	(24,296,725)
Decrease in shares	(11,139,785)	(12,447,538)
CRA Shares outstanding at beginning of year	136,150,541	148,598,079
CRA Shares at end of year	125,010,756	136,150,541
Institutional Shares Shares issued	32,486,771	22,998,030 (3)
Shares reinvested	1,257,887	845,278
Shares redeemed	(13,790,762)	(8,912,268)
Increase in shares	19,953,896	14,931,040
Institutional Shares outstanding at beginning of year	49,943,900	35,012,860
Institutional Shares at end of year	69,897,796	49,943,900
Retail Shares Shares issued	907,867	1,304,229
Shares reinvested	124,389	126,014
Shares redeemed	(1,980,042)	(2,184,158)
Decrease in shares	(947,786)	(753,915)
Retail Shares outstanding at beginning of year	5,563,036	6,316,951
Retail Shares at end of year	4,615,250	5,563,036

(1)	Current period presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 8).

(2)	Includes undistributed net investment income of $533 at May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (See Note 8).

(3)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 7).

The accompanying notes are an integral part of the financial statements.

42	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each year)

			CRA Shares
	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015
Net Asset Value, Beginning of Year	$10.33	$10.64	$10.83	$10.82	$10.70
Investment Operations:
Net investment income(a)	0.23	0.21	0.20	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.22	(0.29)	(0.15)	0.04	0.15
Total from investment operations	0.45	(0.08)	0.05	0.24	0.35
Distributions from:
Net investment income	(0.24)	(0.23)	(0.24)	(0.23)	(0.23)
Total distributions	(0.24)	(0.23)	(0.24)	(0.23)	(0.23)
Net Asset Value, End of Year	$10.54	$10.33	$10.64	$10.83	$10.82
Total return	4.48%	(0.75)%	0.44%	2.22%	3.34%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,317,639	$1,406,055	$1,581,811	$1,518,857	$1,464,075
Ratio of expenses to average net assets	0.92%	0.91%	0.90%	0.91%	0.92%
Ratio of net investment income to average net assets	2.20%	1.97%	1.91%	1.87%	1.89%
Portfolio turnover rate	23%	36%	27%	22%	24%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

			Institutional Shares
	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015
Net Asset Value, Beginning of Year	$10.31	$10.63	$10.82	$10.81	$10.69
Investment Operations:
Net investment income(a)	0.27	0.25	0.25	0.25	0.25
Net realized and unrealized gain (loss) on investments	0.24	(0.29)	(0.16)	0.04	0.15
Total from investment operations	0.51	(0.04)	0.09	0.29	0.40
Distributions from:
Net investment income	(0.29)	(0.28)	(0.28)	(0.28)	(0.28)
Total distributions	(0.29)	(0.28)	(0.28)	(0.28)	(0.28)
Net Asset Value, End of Year	$10.53	$10.31	$10.63	$10.82	$10.81
Total return	5.06%	(0.40)%	0.90%	2.69%	3.71%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$735,778	$515,163	$372,299	$294,757	$172,736
Ratio of expenses to average net assets	0.48%	0.46%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets	2.65%	2.43%	2.36%	2.32%	2.34%
Portfolio turnover rate	23%	36%	27%	22%	24%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

44	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each year) (Concluded)

			Retail Shares
	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015
Net Asset Value, Beginning of Year	$10.31	$10.63	$10.81	$10.80	$10.68
Investment Operations:
Net investment income(a)	0.24	0.22	0.22	0.21	0.21
Net realized and unrealized gain (loss) on investments	0.22	(0.30)	(0.15)	0.04	0.15
Total from investment operations	0.46	(0.08)	0.07	0.25	0.36
Distributions from:
Net investment income	(0.25)	(0.24)	(0.25)	(0.24)	(0.24)
Total distributions	(0.25)	(0.24)	(0.25)	(0.24)	(0.24)
Net Asset Value, End of Year	$10.52	$10.31	$10.63	$10.81	$10.80
Total return	4.59%	(0.75)%	0.64%	2.34%	3.35%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$48,572	$57,358	$67,133	$86,141	$33,755
Ratio of expenses to average net assets	0.82%	0.81%	0.80%	0.81%	0.82%
Ratio of net investment income to average net assets	2.30%	2.07%	2.01%	1.97%	1.99%
Portfolio turnover rate	23%	36%	27%	22%	24%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements May 31, 2019

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospect lives, using the interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

46	The Community Reinvestment Act Qualified Investment Fund

At May 31, 2019, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $16,728,017.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended May 31, 2019, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2019	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$14,228,017	Matrix Pricing	FHA Project Loans Structure	2 out of lockout with remaining maturity term range 2.24 - 6.43 years (4.33 year average maturity). The remaining FHA securities have a lockout range 2.84 - 5.56 years (3.81 year average lockout) and remaining maturity term range 27.94 - 31.28 years (29.11 year average maturity range).
			Remaining Average Life	0.29-6.28 (2.84) years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+235 - N+262 (N+244)
			Offered Quotes variance to Mark	-1.39% - +2.12% (0.64%)
			FNMA Multifamily - DUS Structure	30YR Amortization / 10YR Balloon / 9.5YR Yield Maintenance Period
			Average Life	9.00 years
			Coupon	2.97%
			Spread	N+58
			Offered Quotes variance to Mark	0.54%
			Small Business Administration Structure	Fixed Rate Coupons
			Remaining Average Life	0.37 - 3.98 (2.17) years
			Coupon	5.63% - 6.08% (5.85%)
			Spread to Benchmark	N-258 - N+177 (N-41)
			Offered Quotes variance to Mark	Utilize dealer indications

48	The Community Reinvestment Act Qualified Investment Fund

Financial Asset	Fair Value at May 31, 2019	Valuation Techniques	Unobservable Inputs	Ranges (Average)
			USDA Loan Structure	Fixed Rate Coupon
			Remaining Average Life	2.43 years
			Coupon	5.28%
			Spread to Benchmark	N+78
			Offered Quotes variance to Mark	Utilize dealer indications
Asset-Backed Securities	$2,500,000	Matrix Pricing	Structure	Fixed rate coupon
			Remaining Average Life	0.50 years
			Coupon	4.25%
			Spread to benchmark	E+210

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

50	The Community Reinvestment Act Qualified Investment Fund

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2019 were as follows:

	Shares	Amount
CRA Shares
Shares issued	2,665,237	$27,411,625
Shares reinvested	815,407	8,406,159
Shares redeemed	(14,620,429)	(149,952,724)
Net Decrease	(11,139,785)	$(114,134,940)
Institutional Shares
Shares issued	32,486,771	$334,818,405
Shares reinvested	1,257,887	12,967,003
Shares redeemed	(13,790,762)	(141,656,725)
Net Increase	19,953,896	$206,128,683
Retail Shares
Shares issued	907,867	$9,342,830
Shares reinvested	124,389	1,279,686
Shares redeemed	(1,980,042)	(20,427,154)
Net Decrease	(947,786)	$(9,804,638)

Transactions in shares of the Fund for the fiscal year ended May 31, 2018 were as follows:

	Shares	Amount
CRA Shares
Shares issued (a)	10,848,300	$114,245,101
Shares reinvested	1,000,887	10,512,351
Shares redeemed	(24,296,725)	(252,425,712)
Net Decrease	(12,447,538)	$(127,668,260)
Institutional Shares
Shares issued (a)	22,998,030	$241,322,375
Shares reinvested	845,278	8,846,672
Shares redeemed	(8,912,268)	(93,490,706)
Net Increase	14,931,040	$156,678,341
Retail Shares
Shares issued	1,304,229	$13,626,419
Shares reinvested	126,014	1,320,567
Shares redeemed	(2,184,158)	(23,026,082)
Net Decrease	(753,915)	$(8,079,096)

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2019, were as follows:

Purchases:
U.S. Government	$363,254,622
Other	128,493,446
Sales and Maturities:
U.S. Government	$314,596,090
Other	123,637,007

At May 31, 2019, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$2,104,676,971
Gross unrealized appreciation	24,247,951
Gross unrealized depreciation	(16,356,520)
Net appreciation on investments	$7,891,431

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2019, the Advisor was entitled to receive advisory fees of $5,948,091.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2019, the Advisor was entitled to receive fees of $2,667,067 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual

52	The Community Reinvestment Act Qualified Investment Fund

fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2019, the Fund incurred distribution expenses of $3,333,797 and $133,488 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2019. For the fiscal year ended May 31, 2019, the Fund incurred expenses under the Services Plan of $53,395.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2019 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the fiscal year ended May 31, 2019.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2019	Fiscal Year Ended May 31, 2018
Distributions declared from:
Ordinary income	$49,992,002	$47,289,101
Total Distributions	$49,992,002	$47,289,101

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2019, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$3,443,768
Capital loss carryforwards	(50,472,275)
Post-October losses	(6,524,998)
Other temporary differences	(3,443,710)
Unrealized appreciation, net	7,891,431
Accumulated losses, net	$(49,105,784)

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2019, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$ 11,191,161	$ 39,281,114	$ 50,472,275

Post October losses represent losses realized on investment transactions from November 1, 2018 through May 31, 2019 that, in accordance with Federal income tax regulations, the Fund elected to defer $517,370 short-term and $6,007,628 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and asset-backed securities. Investments in these issues could represent a concentration of credit risk.

54	The Community Reinvestment Act Qualified Investment Fund

Generally, the prices of fixed income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Asset-backed securities represent interests in pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Note 7 – IN-KIND TRANSACTIONS

During the year ended May 31, 2018, the Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value of $24,211,584. In return, the Fund issued 2,287,514 CRA Shares and 916 Institutional Shares. There were no in-kind transactions for the fiscal year ended May 31, 2019.

Note 8 – REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital, which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it will no longer persuade or compel banks to submit rates for the calculation of the LIBOR rates after 2021 (the “FCA Announcement”). Furthermore, in the United States, efforts to identify a set of alternative U.S. dollar reference interest rates include proposals by the Alternative Reference Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On December 12, 2017, following consideration of public comments, the Federal Reserve Board concluded that the public would benefit if the Federal Reserve Bank of New York published the three proposed reference rates as alternatives to LIBOR (the “Federal Reserve Board Notice”).

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on our net investment income cannot yet be determined.

Note 9 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

Note 10 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

However, the following are details relating to subsequent events that have occurred since May 31, 2019:

56	The Community Reinvestment Act Qualified Investment Fund

A special meeting of shareholders of the Trust was held on June 26, 2019. At the meeting, shareholders of the Trust elected three Trustees. See “Shareholder Voting Results” on page 64.

Additionally, effective July 2, 2019, the Fund, under normal circumstances invests at least 80% of its net assets in debt securities and other debt instruments that the Advisor believes will be CRA-qualifying. The Fund’s former policy was to, under normal circumstances, invest at least 90% of its net assets in debt securities and other debt instruments that the Advisor believed to be CRA-qualifying.

Report of Independent Registered
Public Accounting Firm

To the Shareholders of The Community Reinvestment Act Qualified Investment Fund and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Community Reinvestment Act Qualified Investment Fund, one of the funds constituting Community Capital Trust (the “Fund”), as of May 31, 2019, the related statements of operations and changes in net assets for the year then ended, the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2019, and the results of its operations and changes in its net assets for the year then ended, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended May 31, 2018, and the financial highlights of the Fund for the years ended May 31, 2018, 2017, 2016, and 2015, respectively, were audited by other auditors whose report, dated July 30, 2018, expressed an unqualified opinion on the financial statement and those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2019,

58	The Community Reinvestment Act Qualified Investment Fund

by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 29, 2019

We have served as the auditor of one or more Community Capital Trust investment companies since 2019

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s Forms N-Q and N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2019:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
0.00%	100.00%	100.00%	0.00%	0.00%	1.15%	97.98%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

60	The Community Reinvestment Act Qualified Investment Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 69	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 82	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 83	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 63	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 84	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly; director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 79	President	1/29/04

Chair of the Board of Community Capital Management, Inc. since January 2016; Vice Chair of Community Capital Management, Inc. from February 2015 to January 2016; Chief Executive Officer, Community Capital Management, Inc. from January 2004 to February 2015.

				N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 47	Vice President	10/22/10

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

				N/A	N/A

62	The Community Reinvestment Act Qualified Investment Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Continued)
Jessica Botelho c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age: 35	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, Inc. since July 2017; Director, Shareholder Relations, Community Capital Management, Inc. since May 2015; Associate Director, Shareholder Relations, Community Capital Management, Inc. from May 2013 to April 2015.

				N/A	N/A
James H. Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 48	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011.	N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 51	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012.	N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 59	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1.	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2.

Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3.	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and the CCM Alternative Income Fund.
4.

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 25-26, 2019, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 12, 2019 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor would provide to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

64	The Community Reinvestment Act Qualified Investment Fund

Shareholder Voting Results (Unaudited)

A special meeting of shareholders of Community Capital Trust (the “Trust”) was held on June 26, 2019, at the offices of Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103. At the meeting, the following matter was voted upon by the shareholders of the Trust (the resulting votes are presented below):

1. Election of three Trustees of Community Capital Trust.

NOMINEE	AFFIRMATIVE	WITHHELD
Irvin M. Henderson	70,779,672	8,891,791
Robert O. Lehrman	70,924,355	8,747,107
Mirian Saez	74,874,592	4,796,870

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the
Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2. Code of Ethics.

(a)	The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Burton Emmer, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for the last fiscal year for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year ended May 31, 2019 was $90,000.

(b)	Audit-Related Fees. The aggregate fees billed for the last fiscal year for assurance and related services by the Registrant's principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item was $0 for the fiscal year ended May 31, 2019.

(c)	Tax Fees. The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for tax compliance was $12,000 for the fiscal year ended May 31, 2019.

(d)	All Other Fees. The aggregate fees billed in for the last fiscal year for products and services provided by the Registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 for the fiscal year ended May 31, 2019.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)	All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant for the fiscal year ended May 31, 2019 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the Registrant's Form N-CSR filed on August 9, 2004 (Accession Number 0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 8, 2019

By (Signature and Title)*	/s/ James H. Malone
James H. Malone, Treasurer/Principal Financial Officer

Date: August 8, 2019

*	Print the name and title of each signing officer under his or her signature.